UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22175

ALPS ETF TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Erin D. Nelson

ALPS ETF Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: November 30

Date of reporting period: June 1, 2013 – August 31, 2013

Item 1. Schedule of Investments.

COHEN & STEERS GLOBAL REALTY MAJORS ETF	SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.58%)
Australia (7.67%)
Dexus Property Group	809,484	$742,097
Goodman Group	249,053	1,026,333
GPT Group	269,627	851,936
Mirvac Group	601,354	880,464
Stockland Trust Group	380,005	1,261,576
Westfield Group	333,483	3,288,734

		8,051,140

Brazil (0.56%)
BR Malls Participacoes SA	76,900	584,336

Canada (1.86%)
Boardwalk Real Estate Investment Trust	6,586	350,966
Dundee Real Estate Investment Trust	17,660	489,578
RioCan Real Estate Investment Trust	49,758	1,112,504

		1,953,048

France (4.93%)
Gecina SA	4,405	524,026
ICADE	5,324	463,914
Klepierre	16,409	650,826
Unibail-Rodamco	15,737	3,537,877

		5,176,643

Germany (0.77%)
Deutsche EuroShop AG	7,679	313,704
Deutsche Wohnen AG	27,923	489,722

		803,426

Hong Kong (12.60%)
China Overseas Land & Investment, Ltd.	633,000	1,885,666
China Resources Land, Ltd.	311,500	851,614
Hang Lung Properties, Ltd.	316,000	988,207
Hongkong Land Holdings, Ltd.	194,600	1,257,116
The Link Real Estate Investment Trust	377,664	1,731,387
Sino Land Co., Ltd.	480,000	644,997
Sun Hung Kai Properties, Ltd.	256,000	3,321,138
Swire Properties, Ltd.	176,400	493,637
The Wharf Holdings, Ltd.	249,700	2,052,805

		13,226,567

Japan (14.29%)
Japan Real Estate Investment Corp.	98	1,044,029
Japan Retail Fund Investment Corp.	337	619,873
Mitsubishi Estate Co., Ltd.	164,000	4,276,009
Mitsui Fudosan Co., Ltd.	137,000	4,332,485
Nippon Building Fund, Inc.	114	1,242,349
Sumitomo Realty & Development Co., Ltd.	79,000	3,483,933

		14,998,678

Security Description	Shares	Value

Netherlands (0.60%)
Corio N.V.	16,078	$631,322

Singapore (3.48%)
Ascendas Real Estate Investment Trust	324,066	553,829
CapitaLand, Ltd.	421,000	1,006,624
CapitaMall Trust	423,347	617,298
City Developments, Ltd.	74,000	578,379
Global Logistic Properties, Ltd.	424,000	897,460

		3,653,590

Sweden (0.38%)
Castellum AB	28,775	394,023

Switzerland (0.53%)
PSP Swiss Property AG	6,441	553,450

United Kingdom (5.85%)
British Land Co. Plc	164,685	1,424,077
Derwent London Plc	14,364	515,536
Great Portland Estates Plc	57,834	478,148
Hammerson Plc	117,225	878,338
Intu Properties Plc	112,242	532,084
Land Securities Group Plc	129,115	1,766,780
Segro Plc	121,684	550,632

		6,145,595

United States (46.06%)
Alexandria Real Estate Equities, Inc.	11,579	714,077
American Campus Communities, Inc.	17,234	574,065
AvalonBay Communities, Inc.	20,052	2,484,443
Boston Properties, Inc.	25,120	2,574,800
Brookfield Office Properties, Inc.	42,111	675,461
Camden Property Trust	14,038	867,408
Digital Realty Trust, Inc.	21,076	1,171,826
Douglas Emmett, Inc.	22,114	510,833
Equity Residential	52,922	2,746,123
Essex Property Trust, Inc.	6,289	901,277
Federal Realty Investment Trust	10,830	1,053,867
General Growth Properties, Inc.	74,417	1,427,318
HCP REIT, Inc.	75,043	3,056,501
Health Care REIT, Inc.	46,978	2,886,328
Host Hotels & Resorts, Inc.	123,035	2,095,286
Kimco Realty Corp.	67,501	1,352,045
Liberty Property Trust	23,234	803,896
The Macerich Co.	22,648	1,274,630
ProLogis	82,284	2,899,688
Public Storage	23,802	3,633,851
Realty Income Corp.	32,293	1,275,574
Regency Centers Corp.	15,126	719,241
Simon Property Group, Inc.	27,955	4,071,087
SL Green Realty Corp.	15,112	1,317,615
Tanger Factory Outlet Centers	15,748	485,826
UDR, Inc.	41,877	946,001

Security Description	Shares	Value

United States (continued)
Ventas, Inc.	48,423	$3,014,816
Vornado Realty Trust	28,129	2,286,888
Weingarten Realty Investors	18,671	536,044

		48,356,815

TOTAL COMMON STOCKS (Cost $98,022,491)		104,528,633

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.15%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%(a)	158,642	158,642

TOTAL SHORT TERM INVESTMENTS (Cost $158,642)			158,642

TOTAL INVESTMENTS (99.73%) (Cost $98,181,133)			$104,687,275

NET OTHER ASSETS AND LIABILITIES (0.27%)			288,604

NET ASSETS (100.00%)			$104,975,879

(a)	Less than 0.0005%

Common Abbreviations:

AB -	Aktiebolag is the Swedish equivalent of the term corporation.
AG -	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
Ltd. -	Limited.
N.V. -	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
Plc -	Public Limited Co.
REIT -	Real Estate Investment Trust.
SA -	Generally designated corporations in various countries, mostly those employing the civil law.

See Notes to Quarterly Statement of Investments.

ALPS EQUAL SECTOR WEIGHT ETF	STATEMENT OF INVESTMENTS

August 31, 2013 (Unaudited)

Security Description		Shares	Value
EXCHANGE TRADED FUNDS (99.97%)
Consumer Discretionary (11.29%)
Consumer Discretionary Select Sector SPDR® Fund		214,342	$12,363,246

Consumer Staples (10.78%)
Consumer Staples Select Sector SPDR® Fund		298,864	11,808,117

Energy (11.23%)
Energy Select Sector SPDR® Fund		150,758	12,297,330

Financials (10.96%)
Financial Select Sector SPDR® Fund		617,413	12,002,509

Healthcare (11.21%)
Health Care Select Sector SPDR® Fund		249,339	12,272,466

Industrials (11.20%)
Industrial Select Sector SPDR® Fund		278,607	12,269,852

Materials (11.23%)
Materials Select Sector SPDR® Fund		304,325	12,303,860

Technology (11.08%)
Technology Select Sector SPDR® Fund		386,480	12,135,472

Utilities (10.99%)
Utilities Select Sector SPDR® Fund		322,578	12,032,159

TOTAL EXCHANGE TRADED FUNDS (Cost $91,731,980)			109,485,011

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.06%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%(a)	65,120	65,120

TOTAL SHORT TERM INVESTMENTS (Cost $65,120)			65,120

TOTAL INVESTMENTS (100.03%) (Cost $91,797,100)			$109,550,131

NET LIABILITIES LESS OTHER ASSETS (-0.03%)			(32,133)

NET ASSETS (100.00%)			$109,517,998

(a)	Less than 0.0005%

Common Abbreviations:

SPDR® - Standard & Poor’s Depositary Receipts

See Notes to Quarterly Statement of Investments.

JEFFERIES | TR/J CRB GLOBAL COMMODITY

EQUITY INDEX FUND

STATEMENT OF INVESTMENTS

August 31, 2013 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.41%)
Australia (1.83%)
Fortescue Metals Group, Ltd.	33,192	$127,920
Iluka Resources, Ltd.	8,904	85,194
Incitec Pivot, Ltd.	131,818	303,871
Newcrest Mining, Ltd.	31,563	372,509
Nufarm, Ltd.	18,158	75,959
Woodside Petroleum, Ltd.	5,676	192,883

		1,158,336

Bermuda (1.37%)
Bunge, Ltd.	11,100	841,158
Sinofert Holdings, Ltd.	170,000	26,527

		867,685

Brazil (2.85%)
Companhia Siderurgica Nacional SA, ADR	32,747	116,907
Gerdau SA, ADR	25,755	184,921
Petroleo Brasileiro SA, ADR	33,152	448,215
Vale SA, ADR	73,184	1,054,581

		1,804,624

Canada (13.60%)
Agnico-Eagle Mines, Ltd.	7,164	215,947
Agrium, Inc.	12,089	1,034,101
Barrick Gold Corp.	41,508	792,487
Cameco Corp.	8,902	169,453
Canadian Natural Resources, Ltd.	9,355	285,455
Eldorado Gold Corp.	29,441	250,722
EnCana Corp.	6,524	111,428
First Quantum Minerals, Ltd.	13,079	217,176
Goldcorp, Inc.	33,891	1,000,674
IAMGOLD Corp.	15,407	92,445
Kinross Gold Corp.	47,384	261,370
New Gold, Inc.*	19,252	129,772
Osisko Mining Corp.*	18,504	91,879
Pan American Silver Corp.	6,232	76,029
Potash Corp. of Saskatchewan, Inc.	70,167	2,075,099
Silver Wheaton Corp.	14,737	389,517
Suncor Energy, Inc.	13,380	450,954
Teck Resources, Ltd., Class B	10,504	264,470
TransCanada Corp.	6,268	273,202
Turquoise Hill Resources, Ltd.*	15,496	80,621
Yamana Gold, Inc.	31,138	355,931

		8,618,732

Cayman Islands (0.00%)(a)
Chaoda Modern Agriculture Holdings, Ltd.*	348,000	449

Security Description	Shares	Value
Chile (0.40%)
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	9,701	$251,353

China (1.00%)
China BlueChemical, Ltd., Class H	134,000	70,331
China Petroleum & Chemical Corp., Class H	212,137	152,925
China Shenhua Energy Co., Ltd., Class H	30,216	93,908
Jiangxi Copper Co., Ltd., Class H	29,000	55,872
PetroChina Co., Ltd., Class H	186,119	202,573
Zijin Mining Group Co., Ltd., Class H	221,000	55,575

		631,184

France (1.59%)
Total SA	18,211	1,008,834

Germany (0.82%)
K+S AG	14,037	340,707
ThyssenKrupp AG*	8,380	176,155

		516,862

Hong Kong (0.57%)
China Agri-Industries Holdings, Ltd.	170,000	79,799
CNOOC, Ltd.	140,987	279,994

		359,793

India (0.73%)
Reliance Industries, Ltd., Sponsored GDR(b)	14,376	361,700
Sterlite Industries India, Ltd., ADR	16,637	99,822

		461,522

Israel (0.59%)
Israel Chemicals, Ltd.	34,693	240,708
The Israel Corp., Ltd.*	310	131,356

		372,064

Italy (0.81%)
Eni SpA	22,508	514,040

Japan (1.51%)
INPEX Corp.	22	99,822
JFE Holdings, Inc.	11,400	252,882
Kobe Steel, Ltd.*	54,000	86,347
Nippon Steel & Sumitomo Metal Corp.	182,000	519,020

		958,071

Jersey (1.11%)
Glencore International Plc	75,048	354,951
Polymetal International	6,800	79,614
Randgold Resources, Ltd.	3,406	268,399

		702,964

Luxembourg (0.45%)
ArcelorMittal	22,002	282,444

Security Description	Shares	Value
Malaysia (1.26%)
Genting Plantations BHD	16,900	$48,826
IOI Corp., BHD	227,900	374,659
Kuala Lumpur Kepong BHD	32,020	209,779
PPB Group BHD	40,700	165,290

		798,554

Mauritius (0.37%)
Golden Agri-Resources, Ltd.	538,000	236,187

Mexico (0.62%)
Grupo Mexico SAB de CV, Series B	83,984	240,116
Industrias Penoles SAB de CV	5,069	153,652

		393,768

Netherlands (1.94%)
Nutreco Holding N.V.	5,624	264,614
Schlumberger, Ltd.	11,895	962,781

		1,227,395

Norway (0.92%)
Norsk Hydro ASA	17,700	71,264
Yara International ASA	13,000	514,065

		585,329

Peru (0.20%)
Companhia de Minas Buenaventura SA, ADR	10,259	129,571

Russia (6.59%)
Gazprom OAO, ADR	105,375	828,247
LUKOIL OAO, Sponsored ADR	6,278	363,810
Mechel Steel Group, Sponsored ADR*	10,769	31,122
MMC Norilsk Nickel JSC, ADR	38,672	503,896
NovaTek OAO, Sponsored GDR(c)	2,667	319,507
Phosagro OAO, GDR(c)	31,485	290,292
Rosneft Oil Co., GDR(c)	94,358	693,531
Severstal OAO, GDR(c)	2,854	23,574
Uralkali, GDR(c)	47,605	1,118,718

		4,172,697

Singapore (0.82%)
Olam International, Ltd.	115,000	129,370
Wilmar International, Ltd.	159,000	392,639

		522,009

South Africa (1.34%)
Anglo Platinum, Ltd.*	2,108	84,011
AngloGold Ashanti, Ltd., Sponsored ADR	14,728	196,913
Gold Fields, Ltd.	26,913	141,116
Harmony Gold Mining Co., Ltd.	6,913	25,987
Impala Platinum Holdings, Ltd.	17,816	196,675
Kumba Iron Ore, Ltd.	673	29,456
Sasol, Ltd.	3,766	176,489

		850,647

Security Description	Shares	Value
South Korea (0.72%)
POSCO	1,577	$458,162

Spain (0.31%)
Repsol YPF SA	8,583	199,139

Switzerland (4.91%)
Syngenta AG	7,579	2,971,486
Transocean, Ltd.	3,045	137,421

		3,108,907

Taiwan (0.52%)
China Steel Corp.	238,638	201,759
Taiwan Fertilizer Co., Ltd.	56,400	129,482

		331,241

United Kingdom (9.83%)
Anglo American Plc	27,525	630,658
Antofagasta Plc	7,818	103,587
BG Group Plc	29,073	552,815
BHP Billiton Plc	45,210	1,315,755
BP Plc	168,509	1,165,193
Kazakhmys Plc	4,064	18,988
Lonmin Plc*	18,876	99,574
Rio Tinto Plc	27,611	1,246,429
Royal Dutch Shell Plc, Class A	33,752	1,092,458

		6,225,457

United States (39.83%)
AGCO Corp.	7,340	415,150
Alcoa, Inc.	23,975	184,607
Allegheny Technologies, Inc.	2,195	58,628
Allied Nevada Gold Corp.*	4,392	20,379
American Vanguard Corp.	1,974	49,508
Anadarko Petroleum Corp.	4,422	404,259
Apache Corp.	3,459	296,367
Archer-Daniels-Midland Co.	52,612	1,852,469
Baker Hughes, Inc.	3,945	183,403
Cabot Oil & Gas Corp.	3,600	140,868
Cameron International Corp.*	2,144	121,758
CF Industries Holdings, Inc.	4,806	914,774
Chesapeake Energy Corp.	5,277	136,199
Chevron Corp.	17,347	2,089,099
Cliffs Natural Resources, Inc.	3,402	71,000
Coeur Mining, Inc.*	4,184	60,417
ConocoPhillips	10,852	719,488
Deere & Co.	31,619	2,644,613
Detour Gold Corp.*	5,627	62,184
Devon Energy Corp.	3,419	195,191
Ensco Plc, Class A	2,048	113,787
EOG Resources, Inc.	2,405	377,705
Exxon Mobil Corp.	39,723	3,462,257
Freeport-McMoRan Copper & Gold, Inc.	22,958	693,791
Halliburton Co.	7,747	371,856
Hecla Mining Co.	10,462	35,780

Security Description	Shares	Value
United States (39.83%)(continued)
Hess Corp.	2,635	$197,230
Ingredion, Inc.	6,162	387,836
Intrepid Potash, Inc.	4,711	58,605
Kinder Morgan, Inc.	5,880	223,028
Marathon Oil Corp.	6,260	215,532
Monsanto Co.	43,285	4,237,169
The Mosaic Co.	22,465	935,667
National Oilwell Varco, Inc.	3,815	283,455
Newmont Mining Corp.	20,407	648,330
Noble Energy, Inc.	3,094	190,064
Nucor Corp.	7,107	323,297
Occidental Petroleum Corp.	7,150	630,702
Pioneer Natural Resources Co.	1,170	204,715
Royal Gold, Inc.	2,722	157,958
Southern Copper Corp.	3,542	97,405
Southwestern Energy Co.*	3,119	119,146
Spectra Energy Corp.	5,895	195,183
United States Steel Corp.	3,219	57,620
Valero Energy Corp.	4,819	171,219
The Williams Co., Inc.	6,033	218,636

		25,228,334

TOTAL COMMON STOCKS
(Cost $75,913,049)		62,976,354

7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.24%)
Dreyfus Treasury Prime Cash Management, Institutional Class 0.000%(d)	150,351	150,351

TOTAL SHORT TERM INVESTMENTS
(Cost $150,351)		150,351

TOTAL INVESTMENTS (99.65%)
(Cost $76,063,400)		$63,126,705

NET OTHER ASSETS AND LIABILITIES (0.35%)		219,074

NET ASSETS (100.00%)		$63,345,779

*	Non-income producing security.
(a)	Less than 0.005% of Net Assets.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the market value of this security restricted under Rule 144A was $361,700, representing 0.57% of the Fund’s net assets.
(c)	These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. At the period end, the aggregate market values of these securities were $2,445,622, representing 3.86% of the Fund’s net assets.
(d)	Less than 0.0005%.

Common Abbreviations:

ADR -	American Depositary Receipt.
AG -	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA -	Allmennaksjeselskap is the Norwegian term for public limited company.
BHD -	Berhad (in Malaysia; equivalent to Public Limited Company).
GDR -	Global Depository Receipt.
JSC -	Joint Stock Company.
Ltd. -	Limited.
N.V. -	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OAO -	Otkytoe Aktsionernoe Obshchestvo (open Joint Stock Corporation) is a Russian term for a stock-based corporation.
Plc -	Public Limited Company.
SA -	Generally designated corporations in various countries, mostly those employing the civil law.
SAB de CV A -	A variable capital company.
SpA -	Società Per Azioni is an Italian shared company.

See Notes to Quarterly Statement of Investments.

Alerian MLP ETF	STATEMENT OF INVESTMENTS
August 31, 2013 (Unaudited)

Security Description		Shares	Value
Master Limited Partnerships Shares (107.39%)
Gathering & Processing (21.80%)
DCP Midstream Partners LP		3,090,786	$148,141,373
MarkWest Energy Partners LP		7,013,514	468,432,600
PVR Partners LP		5,165,575	119,892,996
Targa Resources Partners LP		4,782,470	233,671,484
Western Gas Partners LP		3,289,577	194,545,584
Williams Partners LP		6,136,968	302,736,631

			1,467,420,668

Natural Gas Pipelines (38.49%)
Atlas Pipeline Partners LP		3,819,850	148,210,180
Boardwalk Pipeline Partners LP		6,281,832	188,831,870
El Paso Pipeline Partners LP		6,725,188	280,642,095
Energy Transfer Partners LP		10,227,786	524,378,588
Enterprise Products Partners LP		11,488,577	682,651,245
ONEOK Partners LP		6,788,591	336,646,228
Regency Energy Partners LP		7,764,741	209,880,949
Spectra Energy Partners LP		2,457,144	102,413,762
TC Pipelines LP		2,417,881	116,832,010

			2,590,486,927

Petroleum Transportation (47.10%)
Access Midstream Partners LP		3,961,589	180,688,074
Buckeye Partners LP		5,092,941	356,505,870
Enbridge Energy Partners LP		11,102,127	331,065,427
Genesis Energy LP		3,603,706	175,392,371
Kinder Morgan Energy Partners LP		8,179,973	667,158,598
Magellan Midstream Partners LP		9,758,345	529,487,800
NuStar Energy LP		3,483,436	145,294,116
Plains All American Pipeline LP		9,121,629	461,189,562
Sunoco Logistics Partners LP		3,750,789	240,950,685
Tesoro Logistics LP		1,548,006	82,973,122

			3,170,705,625

Total Master Limited Partnerships Shares (Cost $5,896,988,025)			7,228,613,220

	7 Day Yield	Shares	Value
Short Term Investments (0.12%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%(a)	7,978,505	$7,978,505

Total Short Term Investments (Cost $7,978,505)			7,978,505

Total Investments (107.51%) (Cost $5,904,966,530)			7,236,591,725
Net Liabilities Less Other Assets (-7.51%)			(505,215,615)

Net Assets (100.00%)			$6,731,376,110

(a) Less	than 0.00005%.

Common Abbreviations:

LP - Limited Partnerships.

See Notes to Quarterly Statement of Investments.

ALPS SECTOR DIVIDEND DOGS ETF	STATEMENT OF INVESTMENTS
August 31, 2013 (Unaudited)

Security Description	Shares	Value
COMMON STOCK (99.32%)
Consumer Discretionary (10.65%)
Best Buy Co., Inc.	258,738	$9,314,568
Cablevision Systems Corp., Class A	473,574	8,396,467
Gannett Co., Inc.	278,166	6,701,019
H&R Block, Inc.	242,848	6,777,888
Leggett & Platt, Inc.	215,392	6,229,136

Total Consumer Discretionary		37,419,078

Consumer Staples (9.56%)
Altria Group, Inc.	195,431	6,621,202
Avon Products, Inc.	304,167	6,013,382
Lorillard, Inc.	158,362	6,698,713
Reynolds American, Inc.	143,575	6,838,477
Safeway, Inc.	285,431	7,392,663

Total Consumer Staples		33,564,437

Energy (9.88%)
Chevron Corp.	57,772	6,957,482
ConocoPhillips	113,937	7,554,023
Diamond Offshore Drilling, Inc.	103,476	6,625,568
Kinder Morgan, Inc.	180,934	6,862,827
Spectra Energy Corp.	202,453	6,703,219

Total Energy		34,703,119

Financials (9.46%)
Cincinnati Financial Corp.	150,580	6,878,494
CME Group, Inc.	93,598	6,655,754
HCP, Inc., REIT	151,269	6,161,186
Health Care REIT, Inc.	103,179	6,339,318
People’s United Financial, Inc.	505,251	7,184,669

Total Financials		33,219,421

Health Care (9.61%)
Bristol-Myers Squibb Co.	148,514	6,191,549
Eli Lilly & Co.	133,566	6,865,292
Johnson & Johnson	81,908	7,077,670
Merck & Co., Inc.	145,015	6,857,759
Pfizer, Inc.	239,032	6,743,093

Total Health Care		33,735,363

Industrials (10.90%)
Lockheed Martin Corp.	64,580	7,905,884
Northrop Grumman Corp.	83,896	7,741,084
Pitney Bowes, Inc.	476,510	7,776,643
Raytheon Co.	103,159	7,779,220
Waste Management, Inc.	175,222	7,085,978

Total Industrials		38,288,809

Information Technology (9.66%)
CA, Inc.	245,987	7,195,120
Intel Corp.	278,931	6,130,903

Security Description		Shares	Value
Information Technology (continued)
Microchip Technology, Inc.		187,661	$7,283,123
Paychex, Inc.		187,242	7,242,521
Seagate Technology Plc		159,008	6,093,187

Total Information Technology			33,944,854

Materials (10.63%)
Cliffs Natural Resources, Inc.		391,897	8,178,890
EI du Pont de Nemours & Co.		131,964	7,471,802
MeadWestvaco Corp.		194,580	6,975,693
Nucor Corp.		155,553	7,076,106
The Dow Chemical Co.		204,400	7,644,560

Total Materials			37,347,051

Telecommunication Services (9.47%)
AT&T, Inc.		193,648	6,551,112
CenturyLink, Inc.		192,888	6,388,451
Frontier Communications Corp.		1,643,533	7,116,498
Verizon Communications, Inc.		136,140	6,450,313
Windstream Corp.		836,602	6,751,378

Total Telecommunication Services			33,257,752

Utilities (9.50%)
Ameren Corp.		203,932	6,894,941
Entergy Corp.		101,573	6,422,461
Exelon Corp.		227,009	6,921,504
Pepco Holdings, Inc.		342,816	6,492,935
TECO Energy, Inc.		401,176	6,631,439

Total Utilities			33,363,280

TOTAL COMMON STOCK (Cost $332,081,553)			348,843,164

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.34%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%(a)	1,177,523	1,177,523

TOTAL SHORT TERM INVESTMENTS (Cost $1,177,523)			1,177,523

TOTAL INVESTMENTS (99.66%) (Cost $333,259,076)			$350,020,687

NET OTHER ASSETS AND LIABILITIES (0.34%)			1,219,355

NET ASSETS (100.00%)			$351,240,042

(a) Less	than 0.0005%.

Common Abbreviations:

Plc- Public Limited Company.

REIT- Real Estate Investment Trust.

See Notes to Quarterly Statement of Investments.

ALPS INTERNATIONAL SECTOR DIVIDEND DOGS ETF	STATEMENT OF INVESTMENTS
August 31, 2013 (Unaudited)

Security Description	Shares	Value
COMMON STOCK (99.82%)
Australia (9.91%)
Amcor, Ltd.	30,185	$280,215
National Australia Bank, Ltd.	10,069	290,814
Wesfarmers, Ltd.	7,712	279,094
Westpac Banking Corp.	10,220	285,534
Woolworths, Ltd.	9,219	292,686

		1,428,343

Belgium (4.17%)
Belgacom SA	13,365	319,716
Delhaize Group	4,422	282,135

		601,851

Bermuda (2.01%)
Li & Fung, Ltd.	196,943	289,531

Finland (10.65%)
Fortum OYJ	14,627	291,137
Metso OYJ	7,458	286,933
Nokian Renkaat OYJ	6,803	317,838
Stora Enso OYJ, Class R	40,764	314,904
UPM-Kymmene OYJ	26,909	324,880

		1,535,692

France (8.29%)
France Telecom SA*	28,977	293,971
GDF Suez	13,815	299,441
Total SA	5,698	315,652
Vinci SA	5,529	285,500

		1,194,564

Germany (3.95%)
Daimler AG, Registered Shares	4,515	309,819
E.ON SE	16,390	259,509

		569,328

Great Britain (12.22%)
Aviva Plc	54,348	325,772
BAE Systems Plc	46,920	316,368
GlaxoSmithKline Plc	10,843	276,498
Imperial Tobacco Group Plc	7,727	255,296
Royal Dutch Shell Plc, Class A	8,678	280,883
Tesco Plc	53,961	306,520

		1,761,337

Israel (3.66%)
Bezeq The Israeli Telecommunication Corp., Ltd.	214,142	349,037
Israel Chemicals, Ltd.	25,779	178,861

		527,898

Security Description	Shares	Value

Italy (3.96%)
Eni SpA	12,671	$289,382
Snam SpA	60,281	282,033

		571,415

Japan (17.74%)
Canon, Inc.	8,616	258,695
Daiichi Sankyo Co., Ltd.	17,075	294,076
Eisai Co., Ltd.	7,278	296,871
Hoya Corp.	14,142	301,751
ITOCHU Corp.	23,213	263,373
Nippon Electric Glass Co., Ltd.	56,685	293,283
Takeda Pharmaceutical Co., Ltd.	6,314	287,453
TonenGeneral Sekiyu	28,020	254,844
Trend Micro, Inc.	8,770	307,265

		2,557,611

Netherlands (2.06%)
ArcelorMittal	23,115	296,732

New Zealand (1.93%)
Telecom Corp. of New Zealand, Ltd.	158,444	278,563

Norway (1.67%)
Orkla ASA	33,344	240,606

Portugal (3.86%)
EDP - Energias de Portugal SA	84,114	297,266
Portugal Telecom SGPS SA	68,617	259,095

		556,361

Singapore (1.77%)
Singapore Press Holdings, Ltd.	82,772	255,013

Spain (4.06%)
Banco Santander SA	41,569	293,377
Repsol SA	12,599	292,317

		585,694

Sweden (4.05%)
Hennes & Mauritz AB, Class B	8,272	303,927
Telefonaktiebolaget LM Ericsson, Class B	23,755	279,224

		583,151

Switzerland (3.86%)
Novartis AG	3,917	285,634
Zurich Insurance Group AG	1,089	271,065

		556,699

Security Description		Shares	Value

TOTAL COMMON STOCK (Cost $14,406,273)			$14,390,389

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.03%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%(a)	4,736	4,736

TOTAL SHORT TERM INVESTMENTS (Cost $4,736)			4,736

TOTAL INVESTMENTS (99.85%) (Cost $14,411,009)			$14,395,125

NET OTHER ASSETS AND LIABILITIES (0.15%)			21,034

NET ASSETS (100.00%)			$14,416,159

*	Non-income producing security.
(a)	Less than 0.0005%.

Common Abbreviations:

AB	-	Aktiebolag is the Swedish term for corporation.
AG	-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA	-	Allmennaksjeselskap is the Norwegian term for public limited company.
Ltd.	-	Limited.
OYJ	-	Osakeyhtio is the Finnish term for public limited company.
Plc	-	Public Limited Company.
SA	-	Generally designated corporations in various countries, mostly those employing civil law.
SE	-	SE Regulation is a European Company which can operate on a Europe-wide basis and be governed by Community law directly appliciable in all Member States.
SpA	-	Societa per Azioni is an Italian shared company.

See Notes to Quarterly Statement of Investments.

U.S. EQUITY HIGH VOLATILITY PUT WRITE INDEX FUND	STATEMENT OF INVESTMENTS
August 31, 2013 (Unaudited)

Security Description	Principal Amount	Value
SHORT TERM INVESTMENTS (101.01%)
U.S. Treasury Bills Discount Notes, 0.011%, 10/10/13(a)(b)	$2,600,000	$2,599,974
U.S. Treasury Bills Discount Notes, 0.020%, 10/31/13(a)	2,600,000	2,599,958
U.S. Treasury Bills Discount Notes, 0.027%, 11/21/13(a)	7,700,000	7,699,708

TOTAL SHORT TERM INVESTMENTS (Cost $12,899,279)		12,899,640

TOTAL INVESTMENTS (101.01%) (Cost $12,899,279)		$12,899,640

NET LIABILITIES LESS OTHER ASSETS (-1.01%)		(129,101)

NET ASSETS (100.00%)		$12,770,539

(a) Rate shown represents the bond equivalent yield to maturity at date of purchase.

(b) All or portion of this security is being held as collateral for written options.

SCHEDULE OF WRITTEN OPTIONS

	Expiration Date	Exercise Price	Contracts	Value
WRITTEN PUT OPTIONS
Best Buy Co., Inc.	10/19/2013	$26.00	(243)	$(1,944)
Cablevision Systems Corp.	10/19/2013	15.00	(422)	(10,550)
Cobalt International Energy, Inc.	10/19/2013	20.00	(317)	(19,812)
Delta Air Lines, Inc.	10/19/2013	16.00	(396)	(7,722)
GameStop Corp.	10/19/2013	41.00	(155)	(7,828)
Green Mountain Coffee Roasters, Inc.	10/19/2013	67.50	(93)	(9,951)
Herbalife Ltd.	10/19/2013	55.00	(115)	(26,680)
Hewlett-Packard Co.	10/19/2013	22.00	(288)	(31,392)
Marvell Technology Group Ltd.	10/19/2013	11.00	(577)	(18,752)
Micron Technology, Inc.	10/19/2013	12.00	(528)	(22,968)
Newmont Mining Corp.	10/19/2013	27.00	(235)	(12,690)
PulteGroup, Inc.	10/19/2013	13.00	(488)	(11,224)
Salesforce.com, Inc.	10/19/2013	37.00	(171)	(1,368)
ServiceNow, Inc.	10/19/2013	35.00	(181)	(3,620)
Splunk, Inc.	10/19/2013	42.50	(148)	(3,330)
Tesla Motors, Inc.	10/19/2013	125.00	(50)	(11,225)
T-Mobile US, Inc.	10/19/2013	20.00	(317)	(8,876)
Ulta Salon Cosmetics & Fragrance, Inc.	10/19/2013	85.00	(73)	(9,125)
United Continental Holdings, Inc.	10/19/2013	26.00	(243)	(20,534)
Workday, Inc.	10/19/2013	65.00	(97)	(12,368)

TOTAL WRITTEN OPTIONS
(Premiums received $309,709)				$(251,959)

See Notes to Quarterly Statement of Investments.

ALPS/GOLDMAN SACHS MOMENTUM BUILDER® GROWTH MARKETS EQUITIES AND U.S. TREASURIES INDEX ETF	STATEMENT OF INVESTMENTS
August 31, 2013 (Unaudited)

Security Description		Shares	Value
EXCHANGE TRADED FUNDS (100.06%)
Debt Funds (100.06%)
iShares® Short Treasury Bond ETF		37,732	$4,159,953
SPDR® Barclays® 1-3 Month Treasury Bill ETF(1)		90,840	4,160,472

TOTAL EXCHANGE TRADED FUNDS (Cost $8,321,709)			8,320,425

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.00%)(2)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000% (3)	8	8

TOTAL SHORT TERM INVESTMENTS (Cost $8)			8

TOTAL INVESTMENTS (100.06%) (Cost $8,321,717)			$8,320,433

NET LIABILITIES LESS OTHER ASSETS (-0.06%)			(4,803)

NET ASSETS (100.00%)			$8,315,630

(1)	Non-income producing security.
(2)	Less than 0.005% of Net Assets.
(3)	Less than 0.0005%.

Common Abbreviations:

ETF - Exchange Traded Fund.

SPDR - Standard & Poor’s Depository Receipt.

See Notes to Quarterly Statement of Investments.

ALPS/GOLDMAN SACHS MOMENTUM BUILDER® MULTI-ASSET INDEX ETF	STATEMENT OF INVESTMENTS
August 31, 2013 (Unaudited)

Security Description	Shares	Value
EXCHANGE TRADED FUNDS (100.06%)
Debt Funds (42.79%)
iShares® Short Treasury Bond ETF	23,991	$2,645,008
SPDR® Barclays® 1-3 Month Treasury Bill ETF(1)	57,758	2,645,316

Total Debt Funds		5,290,324

Equity Funds (57.27%)
iShares® Russell 1000® Index Fund	40,002	3,650,983
iShares® Russell 2000® Index Fund	34,159	3,428,880

Total Equity Funds		7,079,863

TOTAL EXCHANGE TRADED FUNDS (Cost $12,210,571)		12,370,187

TOTAL INVESTMENTS (100.06%) (Cost $12,210,571)		$12,370,187

NET LIABILITIES LESS OTHER ASSETS (-0.06%)		(7,656)

NET ASSETS (100.00%)		$12,362,531

(1)	Non-income producing security.

Common Abbreviations:

SPDR - Standard & Poor’s Depository Receipt.

See Notes to Quarterly Statement of Investments.

ALPS/GOLDMAN SACHS MOMENTUM BUILDER® ASIA EX-JAPAN EQUITIES AND U.S. TREASURIES INDEX ETF	STATEMENT OF INVESTMENTS
August 31, 2013 (Unaudited)

Security Description	Shares	Value
EXCHANGE TRADED FUNDS (100.06%)
Debt Funds (40.91%)
iShares® Short Treasury Bond ETF	16,308	$1,797,957
SPDR® Barclays® 1-3 Month Treasury Bill ETF(1)	39,261	1,798,154

Total Debt Funds		3,596,111

Equity Funds (59.15%)
iShares® MSCI Malaysia ETF	176,366	2,546,725
iShares® MSCI Taiwan ETF	196,835	2,653,336

Total Equity Funds		5,200,061

TOTAL EXCHANGE TRADED FUNDS (Cost $9,164,802)		8,796,172

TOTAL INVESTMENTS (100.06%) (Cost $9,164,802)		$8,796,172

NET LIABILITIES LESS OTHER ASSETS (-0.06%)		(5,249)

NET ASSETS (100.00%)		$8,790,923

(1)	Non-income producing security.

Common Abbreviations:

ETF - Exchange Traded Fund.

MSCI - Morgan Stanley Capital International.

SPDR - Standard & Poor’s Depository Receipt.

See Notes to Quarterly Statement of Investments.

ALPS/GOLDMAN SACHS RISK-ADJUSTED RETURN U.S. LARGE CAP INDEX ETF	STATEMENT OF INVESTMENTS
August 31, 2013 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.85%)
Basic Materials (9.74%)
Carpenter Technology Corp.	4,568	$245,621
Cytec Industries, Inc.	3,218	240,642
Newmont Mining Corp.	6,481	205,901
Royal Gold, Inc.	4,045	234,732
Southern Copper Corp.	7,139	196,323

Total Basic Materials		1,123,219

Communications (14.90%)
Comcast Corp., Class A	5,574	234,610
Crown Castle International Corp.(1)	3,169	219,992
Expedia, Inc.	3,912	182,925
Facebook, Inc., Class A(1)	9,419	388,817
Liberty Interactive Corp., Class A(1)	9,785	220,945
Liberty Media Corp., Class A(1)	1,803	246,073
SBA Communications Corp., Class A(1)	2,996	224,700

Total Communications		1,718,062

Consumer, Cyclical (5.65%)
Foot Locker, Inc.	6,563	211,329
The Madison Square Garden Co., Class A(1)	3,832	223,022
Wal-Mart Stores, Inc.	2,970	216,751

Total Consumer, Cyclical		651,102

Consumer, Non-cyclical (27.57%)
The ADT Corp.	5,506	219,304
Ariad Pharmaceuticals, Inc.(1)	12,640	235,104
Bunge, Ltd.	3,230	244,769
Catamaran Corp.(1)	4,652	255,441
Church & Dwight Co., Inc.	3,717	220,604
The Coca-Cola Co.	5,525	210,945
ConAgra Foods, Inc.	6,731	227,642
Hologic, Inc.(1)	10,839	231,304
IDEXX Laboratories, Inc.(1)	2,716	254,815
Iron Mountain, Inc.	6,356	163,985
Medivation, Inc.(1)	4,613	260,773
PepsiCo, Inc.	2,768	220,692
Quanta Services, Inc.(1)	8,021	209,669
Teleflex, Inc.	2,896	223,224

Total Consumer, Non-cyclical		3,178,271

Energy (9.44%)
Cobalt International Energy, Inc.(1)	8,533	208,205
Newfield Exploration Co.(1)	9,428	224,575
Peabody Energy Corp.	11,484	197,525
QEP Resources, Inc.	7,854	214,571
Whiting Petroleum Corp.(1)	4,825	243,518

Total Energy		1,088,394

Security Description	Shares	Value
Financial (8.76%)
American Campus Communities, Inc.	5,355	$178,375
American Tower Corp.	2,902	201,660
Digital Realty Trust, Inc.	3,796	211,058
Jones Lang LaSalle, Inc.	2,480	203,955
Validus Holdings, Ltd.	6,197	214,478

Total Financial		1,009,526

Industrial (5.79%)
FedEx Corp.	2,307	247,680
Joy Global, Inc.	4,222	207,385
Republic Services, Inc.	6,538	212,550

Total Industrial		667,615

Technology (6.30%)
Cognizant Technology Solutions Corp., Class A(1)	3,471	254,424
DST Systems, Inc.	3,315	236,592
EMC Corp.	9,117	235,036

Total Technology		726,052

Utilities (11.70%)
Alliant Energy Corp.	4,533	224,882
Calpine Corp.(1)	11,097	214,505
Duke Energy Corp.	3,331	218,514
Edison International	4,883	224,081
NextEra Energy, Inc.	2,936	235,937
NRG Energy, Inc.	8,820	231,525

Total Utilities		1,349,444

TOTAL COMMON STOCKS (Cost $11,542,745)		11,511,685

	7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.08%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000	% (2)	9,023	9,023

TOTAL SHORT TERM INVESTMENTS (Cost $9,023)				9,023

TOTAL INVESTMENTS (99.93%) (Cost $11,551,768)				$11,520,708

NET OTHER ASSETS AND LIABILITIES (0.07%)				8,406

NET ASSETS (100.00%)				$11,529,114

(1)	Non-income producing security.
(2)	Less than 0.0005%.

Common Abbreviations:

Ltd. - Limited.

See Notes to Quarterly Statement of Investments.

VELOCITYSHARES EMERGING MARKETS DR ETF	STATEMENTS OF INVESTMENTS
August 31, 2013 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (89.72%)
Argentina (0.42%)
Alto Palermo SA, ADR	2	$37
Banco Macro SA, ADR(a)	55	1,016
BBVA Banco Frances SA, ADR(a)	67	326
Cresud SACIF y A, Sponsored ADR	49	394
Empresa Distribuidora Y Comercializadora Norte, ADR(a)	14	31
Grupo Financiero Galicia SA, ADR	130	881
IRSA Inversiones y Representaciones SA, Sponsored ADR	34	286
Pampa Energia SA, Sponsored ADR(a)	82	308
Petrobras Argentina SA, ADR	104	472
Telecom Argentina SA, Sponsored ADR(a)	37	697
Transportadora de Gas del Sur SA, Sponsored ADR	54	108
YPF SA, Sponsored ADR	302	5,098

		9,654

Brazil (10.00%)
Banco Bradesco SA, ADR	3,344	38,857
Banco Bradesco SA, ADR	790	11,257
Banco Santander Brasil SA, ADR	822	4,743
BrasilAgro - Co. Brasileira de Propriedades Agricolas, Sponsored ADR(a)	153	605
Braskem SA, Sponsored ADR(a)	116	1,712
BRF - Brasil Foods SA, ADR	1,071	24,858
Centrais Eletricas Brasileiras SA, Sponsored ADR(a)	426	903
Cia de Bebidas das Americas, Class C, ADR	247	8,571
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	534	4,555
Cia Energetica de Minas Gerais, Class C, Sponsored ADR	104	814
Cia Energetica de Minas Gerais, Sponsored ADR	847	6,734
Cia Siderurgica Nacional SA, Sponsored ADR	1,187	4,238
CPFL Energia SA, ADR	173	2,825
Embraer SA, ADR	244	8,040
Fibria Celulose SA, Sponsored ADR(a)	349	3,979
Gafisa SA, ADR(a)	340	785
Gerdau SA, Sponsored ADR	1,400	10,052
Gol Linhas Aereas Inteligentes SA, ADR(a)	166	607
Oi SA, ADR	1,313	1,917
Oi SA, Class C, ADR	425	693
Petroleo Brasileiro SA, ADR	2,631	35,571
Telefonica Brasil SA, ADR	455	8,977
Tim Participacoes SA, ADR	249	4,910
Ultrapar Participacoes SA, Sponsored ADR	647	14,176
Vale SA, Sponsored ADR	2,141	30,852

		231,231

Chile (2.19%)
Administradora de Fondos de Pensiones Provida SA, Sponsored ADR	17	1,557
Banco de Chile, ADR	36	2,977
Banco Santander Chile, ADR	244	5,431
Cencosud SA, ADR	556	6,761

Chile (continued)
Cia Cervecerias Unidas SA, ADR	86	$2,271
Corpbanca SA, ADR	163	2,328
Embotelladora Andina SA, Class A, ADR	26	606
Embotelladora Andina SA, Class B, ADR	50	1,513
Empresa Nacional de Electricidad SA, Sponsored ADR	171	6,862
Enersis SA, Sponsored ADR	606	9,575
Latam Airlines Group SA, Sponsored ADR	484	6,089
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	142	3,679
Vina Concha y Toro SA, Sponsored ADR	30	1,083

		50,732

China (17.36%)
21Vianet Group, Inc., ADR(a)	98	1,328
51job, Inc., ADR(a)	14	883
Acorn International, Inc., ADR(a)	9	19
Actions Semiconductor Co. Ltd., ADR(a)	106	286
Agria Corp., ADR(a)	43	49
AirMedia Group, Inc., ADR(a)	67	119
Aluminum Corp. of China Ltd., ADR(a)	246	2,020
ATA, Inc., ADR(a)	10	47
AutoNavi Holdings Ltd., ADR(a)	43	484
Baidu, Inc., Sponsored ADR(a)	432	58,549
Bitauto Holdings Ltd., ADR(a)	28	384
Bona Film Group Ltd., Sponsored ADR(a)	12	56
Camelot Information Systems, Inc., ADR(a)	62	112
Changyou.com Ltd., ADR(a)	17	475
Charm Communications, Inc., ADR	10	40
China Digital TV Holding Co. Ltd., ADR	82	113
China Distance Education Holdings Ltd., ADR	14	134
China Eastern Airlines Corp. Ltd., ADR(a)	50	755
China Finance Online Co. Ltd., ADR(a)	19	30
China Hydroelectric Corp., ADR(a)	38	84
China Life Insurance Co. Ltd., ADR	803	29,430
China Lodging Group Ltd., Sponsored ADR(a)	28	536
China Ming Yang Wind Power Group Ltd., ADR(a)	101	164
China Mobile Ltd., Sponsored ADR	1,662	89,698
China Nepstar Chain Drugstore Ltd., ADR(a)	40	62
China New Borun Corp., ADR(a)	12	15
China Petroleum & Chemical Corp., ADR	412	29,656
China Southern Airlines Co. Ltd., Sponsored ADR	55	940
China Sunergy Co. Ltd., ADR(a)	8	19
China Techfaith Wireless Communication Technology Ltd., ADR(a)	57	68
China Telecom Corp. Ltd., ADR	216	10,919
China Unicom Hong Kong Ltd., ADR	665	10,008
China Xiniya Fashion Ltd., Sponsored ADR(a)	34	40
China Zenix Auto International Ltd., ADR(a)	23	69
ChinaCache International Holdings Ltd., Sponsored ADR(a)	22	99
ChinaEdu Corp., ADR(a)	24	158
CNinsure, Inc., ADR(a)	44	216
CNOOC Ltd., ADR	256	51,328
Concord Medical Services Holdings Ltd., Sponsored ADR(a)	37	185
Country Style Cooking Restaurant Chain Co. Ltd., Sponsored ADR(a)	11	72
Ctrip.com International Ltd., ADR(a)	200	9,204

China (continued)
Daqo New Energy Corp., ADR(a)	6	$56
E-Commerce China Dangdang, Inc., Sponsored ADR(a)	87	679
E-House China Holdings Ltd., ADR	111	673
eLong, Inc., Sponsored ADR(a)	4	61
Giant Interactive Group, Inc., ADR	156	1,157
Guangshen Railway Co. Ltd., Sponsored ADR	44	1,056
Hanwha SolarOne Co. Ltd., Sponsored ADR(a)	67	194
Home Inns & Hotels Management, Inc., ADR(a)	15	505
Huaneng Power International, Inc., Sponsored ADR	124	4,902
IFM Investments Ltd., ADR(a)	9	23
iSoftStone Holdings Ltd., ADR(a)	69	349
JA Solar Holdings Co. Ltd., ADR(a)	44	312
Jiayuan.com International Ltd., ADR	21	132
JinkoSolar Holding Co. Ltd., ADR(a)	18	287
Kingtone Wirelessinfo Solution Holding Ltd., ADR(a)	1	3
KongZhong Corp., ADR(a)	40	401
Ku6 Media Co. Ltd., Sponsored ADR(a)	21	30
LDK Solar Co. Ltd., ADR(a)	103	154
Le Gaga Holdings Ltd., ADR(a)	34	124
Lentuo International, Inc., Sponsored ADR(a)	18	55
Linktone Ltd., ADR(a)	27	67
Mecox Lane Ltd., ADR(a)	7	26
Mindray Medical International Ltd., ADR	134	5,213
NetEase, Inc., ADR	114	8,064
New Oriental Education & Technology Group, Sponsored ADR(a)	206	4,373
Ninetowns Internet Technology Group Co. Ltd., ADR(a)	35	59
Noah Education Holdings Ltd., ADR(a)	22	42
Noah Holdings Ltd., Sponsored ADR	27	329
NQ Mobile, Inc., ADR(a)	58	983
O2Micro International Ltd., ADR(a)	46	140
Ossen Innovation Co. Ltd., Sponsored ADR(a)	13	9
Pactera Technology International Ltd., ADR(a)	125	842
Perfect World Co. Ltd., Sponsored ADR	62	1,211
PetroChina Co. Ltd., ADR	336	36,557
Phoenix New Media Ltd., ADR(a)	52	459
Qihoo 360 Technology Co. Ltd., ADR(a)	120	9,352
RDA Microelectronics, Inc., Sponsored ADR	28	319
ReneSola Ltd., ADR(a)	99	472
Renren, Inc., ADR(a)	211	688
Semiconductor Manufacturing International Corp., ADR(a)	732	2,599
Shanda Games Ltd., Sponsored ADR(a)	119	474
Simcere Pharmaceutical Group, ADR(a)	31	294
Sinopec Shanghai Petrochemical Co. Ltd., Sponsored ADR(a)	37	1,303
Sky-mobi Ltd., Sponsored ADR(a)	15	52
SouFun Holdings Ltd., ADR	26	1,086
Spreadtrum Communications, Inc., ADR	60	1,816
TAL Education Group, ADR	53	632
Taomee Holdings Ltd., Sponsored ADR(a)	16	77
The9 Ltd., ADR(a)	29	88
Trina Solar Ltd., Sponsored ADR(a)	120	1,127
Vimicro International Corp., ADR(a)	30	45
Vipshop Holdings Ltd., ADR(a)	23	996
VisionChina Media, Inc., ADR(a)	5	10
WSP Holdings Ltd., ADR(a)	5	14

China (continued)
WuXi PharmaTech Cayman, Inc., ADR(a)	110	$2,640
Xinyuan Real Estate Co. Ltd., ADR	51	288
Xueda Education Group, Sponsored ADR	45	175
Yanzhou Coal Mining Co. Ltd., Sponsored ADR	307	2,689
Yingli Green Energy Holding Co. Ltd., ADR(a)	166	714
Youku Tudou, Inc., ADR(a)	199	4,615
YY, Inc., ADR(a)	12	474
Zuoan Fashion Ltd., Sponsored ADR(a)	14	29

		401,448

Colombia (1.09%)
Bancolombia SA, Sponsored ADR	133	7,324
Ecopetrol SA, Sponsored ADR	401	17,909

		25,233

Egypt (0.33%)
Commercial International Bank Egypt SAE, GDR(b)	934	4,436
Egyptian Financial Group-Hermes Holding, GDR(a)(b)	250	513
Orascom Telecom Holding SAE, GDR(a)(b)	822	2,453
Orascom Telecom Media And Technology Holding SAE, GDR(b)	788	268

		7,670

India (6.24%)
Axis Bank Ltd., GDR(b)	359	4,423
Dr. Reddy’s Laboratories Ltd., ADR	130	4,325
GAIL India Ltd., GDR(b)	79	2,133
HDFC Bank Ltd., ADR	618	17,910
ICICI Bank Ltd., Sponsored ADR	456	11,865
Infosys Ltd., Sponsored ADR	779	36,122
Larsen & Toubro Ltd., GDR(b)	345	3,691
Mahindra & Mahindra Ltd., Sponsored GDR(b)	472	5,386
Ranbaxy Laboratories Ltd., Sponsored GDR(a)(b)	198	1,227
Rediff.Com India Ltd., ADR(a)	23	54
Reliance Industries Ltd., Sponsored GDR(c)	1,264	31,802
Sify Technologies Ltd., Sponsored ADR(a)	38	68
State Bank of India, GDR(b)	105	4,809
Sterlite Industries India Ltd., ADR	316	1,896
Tata Motors Ltd., Sponsored ADR	294	6,562
Tata Steel Ltd., GDR(b)	366	1,458
Wipro Ltd., ADR	995	8,975
WNS Holdings Ltd., ADR(a)	80	1,618

		144,324

Indonesia (0.62%)
Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	388	14,379

Kazakhstan (0.27%)
Halyk Savings Bank of Kazakhstan JSC, GDR(b)	140	1,078
Kazkommertsbank JSC, GDR(a)(b)	220	376
KazMunaiGas Exploration Production JSC, GDR(b)	258	3,568
Zhaikmunai LP, GDR(b)	95	1,193

		6,215

Lebanon (0.23%)
Banque Audi sal- Audi Saradar Group, GDR(b)	409	$2,556
BLOM Bank SAL, GDR(b)	108	903
Solidere, GDR(a)(b)	166	1,768

		5,227

Mexico (6.47%)
America Movil SAB de CV, Series A, ADR	60	1,155
America Movil SAB de CV, Series L, ADR	2,666	51,454
Cemex SAB de CV, Sponsored ADR(a)	1,816	20,412
Coca-Cola Femsa SAB de CV, Sponsored ADR	40	4,801
Desarrolladora Homex SAB de CV, ADR(a)	57	125
Empresas ICA SAB de CV, Sponsored ADR(a)	224	1,837
Fomento Economico Mexicano SAB de CV, Sponsored ADR	302	28,503
Gruma SAB de CV, Sponsored ADR(a)	59	1,217
Grupo Aeroportuario del Centro Norte Sab de CV, ADR(a)	39	1,064
Grupo Aeroportuario del Pacifico SAB de CV, ADR	58	2,902
Grupo Aeroportuario del Sureste SAB de CV, ADR	28	3,136
Grupo Financiero Santander Mexico SAB de CV, Class B, ADR	1,041	14,199
Grupo Simec SAB de CV, Sponsored ADR(a)	50	546
Grupo Televisa SAB, Sponsored ADR	629	15,819
Industrias Bachoco SAB de CV, Sponsored ADR	12	458
Ternium SA, Sponsored ADR	83	2,055

		149,683

Nigeria (0.29%)
Guaranty Trust Bank PLC, GDR(b)	913	6,811

Oman (0.08%)
BankMuscat SAOG, GDR(b)	303	1,818

Peru (0.20%)
Cementos Pacasmayo SAA, ADR	72	893
Cia de Minas Buenaventura SA, ADR	289	3,650

		4,543

Phillipines (0.36%)
Philippine Long Distance Telephone Co., Sponsored ADR	130	8,236

Russia (15.09%)
AFI Development PLC, GDR(a)(b)	295	177
Cherkizovo Group OJSC GDR(a)(b)	51	543
Etalon Group Ltd., GDR(a)(b)	186	844
Eurasia Drilling Co. Ltd., GDR(b)	49	1,889
Federal Hydrogenerating Co. JSC, ADR	1,939	3,044
Gazprom Neft OAO, Sponsored ADR(a)	59	1,214
Gazprom OAO, Sponsored ADR	9,416	74,010
Global Ports Investments PLC, GDR(b)	61	640
Globaltrans Investment PLC, Sponsored GDR(b)	159	2,116
Hydraulic Machines and Systems Group PLC, GDR(b)	52	135
IG Seismic Service PLC, GDR(a)(b)	8	216
LSR Group, GDR(b)	262	1,100
Lukoil OAO, Sponsored ADR	823	47,693
Magnit OJSC, Sponsored GDR(b)	456	25,308
Magnitogorsk Iron & Steel Works, Sponsored GDR(b)	398	1,263
Mail.ru Group Ltd., GDR(b)	125	4,081

Russia (continued)
Mechel, Sponsored ADR(a)	215	$621
MegaFon OAO, GDR(b)	145	4,901
MMC Norilsk Nickel OJSC, ADR	913	11,896
Mobile Telesystems OJSC, Sponsored ADR	793	16,780
NOMOS-BANK, GDR(a)(b)	15	195
Nord Gold NV, GDR(b)	66	132
NovaTek OAO, Sponsored GDR(b)	131	15,694
Novolipetsk Steel OJSC, GDR(b)	103	1,653
Novorossiysk Commercial Sea Port PJSC, GDR(b)	88	697
O’Key Group SA, GDR(b)	58	749
Pharmstandard OJSC, GDR(a)(b)	109	1,612
Phosagro OAO, GDR(b)	127	1,171
PIK Group, GDR(a)(b)	449	892
QIWI plc ADR	25	745
Ros Agro PLC, GDR(a)(b)	46	244
Rosneft OAO, GDR(b)	1,659	12,194
Rostelecom OJSC, Sponsored ADR	376	6,967
Sberbank of Russia, Sponsored ADR	4,132	43,551
Severstal OAO, GDR(b)	275	2,272
Sistema JSFC, Sponsored GDR(b)	273	6,044
Surgutneftegas OAO, Sponsored ADR	1,509	11,755
Tatneft OAO, Sponsored ADR	352	13,341
TMK OAO, GDR(b)	84	1,081
Uralkali OJSC, Sponsored GDR(b)	545	12,808
VimpelCom Ltd., Sponsored ADR	356	3,820
VTB Bank OJSC, GDR(b)	4,065	10,772
X5 Retail Group NV, GDR(a)(b)	135	2,187

		349,047

South Africa (2.48%)
AngloGold Ashanti Ltd., Sponsored ADR	598	7,995
DRDGOLD Ltd., Sponsored ADR	61	363
Gold Fields Ltd., Sponsored ADR	1,143	5,886
Harmony Gold Mining Co. Ltd., Sponsored ADR	574	2,078
Sappi Ltd., Sponsored ADR(a)	747	1,793
Sasol Ltd., Sponsored ADR	813	38,057
Sibanye Gold Ltd., Sponsored ADR(a)	285	1,177

		57,349

South Korea (16.20%)
Gravity Co. Ltd., Sponsored ADR(a)	18	20
Hyundai Motor Co., GDR(b)	59	2,738
KB Financial Group, Inc., ADR	620	19,598
Korea Electric Power Corp., Sponsored ADR(a)	884	12,128
KT Corp., Sponsored ADR	401	6,444
LG Display Co. Ltd., ADR(a)	695	9,021
LG Electronics, Inc., GDR(b)(c)	36	453
Lotte Shopping Co. Ltd., GDR(b)(c)	433	6,556
POSCO, ADR	529	38,099
Samsung Electronics Co. Ltd., GDR(b)	385	234,465
Shinhan Financial Group Co. Ltd., ADR	768	27,494
SK Telecom Co. Ltd., ADR	557	12,215
Woori Finance Holdings Co. Ltd., ADR	182	5,398

		374,629

Taiwan (8.89%)
Acer, Inc., Sponsored GDR(a)(b)	826	$2,665
Advanced Semiconductor Engineering, Inc., ADR	1,858	7,934
AU Optronics Corp., Sponsored ADR(a)	1,401	5,380
China Steel Corp., Sponsored GDR(b)	958	16,046
Chunghwa Telecom Co. Ltd., ADR	610	19,184
Himax Technologies, Inc., ADR	148	898
Hon Hai Precision Industry Co. Ltd., GDR(a)(b)	8,117	43,101
Silicon Motion Technology Corp., ADR	53	591
Siliconware Precision Industries Co., Sponsored ADR	918	5,040
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	5,878	97,340
United Microelectronics Corp., Sponsored ADR	3,809	7,466

		205,645

Turkey (0.88%)
Turkcell Iletisim Hizmetleri AS, ADR(a)	496	6,527
Turkiye Garanti Bankasi AS, ADR	3,617	13,727

		20,254

Ukraine (0.03%)
Avangardco Investments Public Ltd., GDR(a)(b)	23	235
MHP SA, GDR(b)	37	555

		790

TOTAL COMMON STOCKS (Cost $2,221,354)		2,074,918

PREFERRED STOCK (9.76%)
Argentina (0.03%)
Nortel Inversora SA, Class B, ADR(a)	41	716

Brazil (8.44%)
Centrais Eletricas Brasileiras SA, Class B, ADR(a)	357	1,396
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Sponsored ADR	222	9,120
Cia de Bebidas das Americas, ADR	1,208	42,014
Cia Paranaense de Energia, Sponsored ADR	157	1,859
Itau Unibanco Holding SA, ADR	4,011	48,814
Petroleo Brasileiro SA, Class A, Sponsored ADR(a)	3,382	48,227
Vale SA, Sponsored ADR	3,377	43,833

		195,263

Russia (0.01%)
Mechel, Sponsored ADR	178	144

South Korea (1.28%)
Samsung Electronics Co. Ltd., GDR(b)	73	29,521

TOTAL PREFERRED STOCK (Cost $273,319)		225,644

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.18%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%(d)	4,048	$4,048

TOTAL SHORT TERM INVESTMENTS (Cost $4,048)			4,048

TOTAL INVESTMENTS (99.66%) (Cost $2,498,721)			$2,304,610

NET OTHER ASSETS AND LIABILITIES (0.34%)			8,105

NET ASSETS (100.00%)			$2,312,715

(a)	Non-income producing security.
(b)	These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. At the period end, the aggregate market values of these securities were $495,912, representing 21.44% of the Fund’s net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the market value of this security restricted under Rule 144A was $ 38,811, representing 1.68% of the Fund’s net assets.
(d)	Less than 0.0005%.

Common Abbreviations:

ADR - American Depositary Receipt.

AS - Anonim Sirket is the Turkish term for Incorporation.

GDR - Global Depositary Receipt.

JSC - Joint Stock Company.

JSFC - Joint Stock Financial Corporation.

LP - Limited Partnership.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OAO - Otkrytoe Aktsionernoe Obschestvo is the Russian term for Open Joint Stock Company.

OJSC - Open Joint Stock Company.

PJSC - Private Joint Stock Company.

PLC - Public Limited Company.

SA - Generally designates corporations in various countries, mostly those emloying the civil law.

SAA - Sociedad Anonima Abierta is the Peruvian term used for companies with 20 or more shareholders.

SAB de CV - A variable capital company.

SACIF y A - Sociedad Anonima Comercial, Industrial, Financiera Y Agropecuaria.

SAE - Societe Anonyme Egyptienne is the French term for a Joint Stock Company in Egypt.

SAL - Societe Anonyme Libanaise is the French term for a Joint Stock Company in Lebanon.

SAOG - Societe Anonyme Omanaise Generale the term for an Open Joint Stock Company in Oman.

Tbk PT - Terbuka Perseroan Terbatas is an Indonesian term for a limited liability company.

See Notes to Quarterly Statement of Investments.

VELOCITYSHARES RUSSIA SELECT DR ETF	STATEMENTS OF INVESTMENTS
	August 31, 2013 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.70%)
Chemicals: Agricultural (5.13%)
Phosagro OAO, GDR(a)	3,263	$30,085
Uralkali OJSC, Sponsored GDR(a)	3,949	92,801

		122,886

Construction Materials (0.73%)
LSR Group, GDR(a)	4,150	17,430

Contract Drilling (1.13%)
Eurasia Drilling Co. Ltd., GDR(a)	703	27,101

Electric Utilities (1.29%)
Federal Hydrogenerating Co. JSC, ADR	19,755	31,015

Food Retail (7.64%)
Magnit OJSC, Sponsored GDR(a)	2,399	133,145
O’Key Group SA, GDR(a)	1,630	21,043
X5 Retail Group NV, GDR(a)(b)	1,777	28,787

		182,975

Homebuilding (1.84%)
Etalon Group Ltd., GDR(a)(b)	4,133	18,764
PIK Group, GDR(a)(b)	12,812	25,444

		44,208

Integrated Oil (36.62%)
Gazprom Neft OAO, Sponsored ADR(b)	1,024	21,064
Gazprom OAO, Sponsored ADR	64,024	503,229
Lukoil OAO, Sponsored ADR	1,630	94,458
NovaTek OAO, Sponsored GDR(a)	616	73,797
Rosneft OAO, GDR(a)	13,220	97,167
Surgutneftegas OAO, Sponsored ADR	11,267	87,770

		877,485

Internet Software/Services (1.71%)
Mail.ru Group Ltd., GDR(a)	1,258	41,074

Major Telecommunications (2.41%)
Sistema JSFC, Sponsored GDR(a)	2,606	57,697

Oil & Gas Production (4.01%)
Tatneft OAO, Sponsored ADR	2,534	96,039

Oilfield Services/Equipment (1.45%)
Global Ports Investments PLC, GDR(a)	1,372	14,406
TMK OAO, GDR(a)	1,580	20,335

		34,741

Other Metals/Minerals (2.72%)
MMC Norilsk Nickel OJSC, ADR		4,994	$65,072

Pharmaceuticals: Other (0.89%)
Pharmstandard OJSC, GDR(a)(b)		1,442	21,327

Railroads (1.13%)
Globaltrans Investment PLC, Sponsored GDR(a)		2,027	26,979

Regional Banks (16.22%)
Sberbank of Russia, Sponsored ADR		28,013	295,257
VTB Bank OJSC, GDR(a)		35,249	93,410

			388,667

Specialty Communications (2.47%)
Rostelecom OJSC, Sponsored ADR		3,189	59,092

Steel (3.07%)
Magnitogorsk Iron & Steel Works, Sponsored GDR(a)		3,600	11,423
Mechel, Sponsored ADR(b)		4,142	11,970
Novolipetsk Steel OJSC, GDR(a)		1,468	23,561
Severstal OAO, GDR(a)		3,221	26,606

			73,560

Wireless Telecommunications (8.24%)
MegaFon OAO, GDR(a)		1,485	50,193
Mobile Telesystems OJSC, Sponsored ADR		5,130	108,551
VimpelCom Ltd., Sponsored ADR		3,599	38,617

			197,361

TOTAL COMMON STOCKS (Cost $2,508,272)			2,364,709

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.12%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000% (c)	2,966	2,966

TOTAL SHORT TERM INVESTMENTS (Cost $2,966)			2,966

TOTAL INVESTMENTS (98.82%) (Cost $2,511,238)			$2,367,675

NET OTHER ASSETS AND LIABILITIES (1.18%)			28,233

NET ASSETS (100.00%)			$2,395,908

(a)	These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. At the period end, the aggregate market values of these securities were $952,575, representing 39.76% of the Fund’s net assets.
(b)	Non-income producing security.
(c)	Less than 0.0005%.

Common Abbreviations:

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

JSC - Joint Stock Company.

JSFC - Joint Stock Financial Corporation.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OAO - Otkrytoe Aktsionernoe Obschestvo is the Russian term for Open Joint Stock Company.

OJSC - Open Joint Stock Company.

PLC - Public Limited Company.

SA - Generally designates corporations in various countries, mostly those emloying the civil law.

See Notes to Quarterly Statement of Investments.

VELOCITYSHARES EMERGING ASIA DR ETF	STATEMENTS OF INVESTMENTS
	August 31, 2013 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (97.09%)
China (33.94%)
21Vianet Group, Inc., ADR(a)	141	$1,911
51job, Inc., ADR(a)	28	1,765
Acorn International, Inc., ADR(a)	24	50
Actions Semiconductor Co. Ltd., ADR(a)	216	583
Agria Corp., ADR(a)	89	102
AirMedia Group, Inc., ADR(a)	144	256
Aluminum Corp. of China Ltd., ADR(a)	509	4,179
ATA, Inc./China, ADR(a)	20	94
AutoNavi Holdings Ltd., ADR(a)	88	991
Baidu, Inc., Sponsored ADR(a)	914	123,874
Bitauto Holdings Ltd., ADR(a)	57	782
Bona Film Group Ltd., Sponsored ADR(a)	23	106
Camelot Information Systems, Inc., ADR(a)	127	229
Changyou.com Ltd., ADR(a)	34	949
Charm Communications, Inc., ADR	21	84
China Digital TV Holding Co. Ltd., ADR	165	228
China Distance Education Holdings Ltd., ADR	28	268
China Eastern Airlines Corp. Ltd., ADR(a)	131	1,979
China Finance Online Co. Ltd., ADR(a)	40	63
China Hydroelectric Corp., ADR(a)	80	177
China Life Insurance Co. Ltd., ADR	1,679	61,535
China Lodging Group Ltd., Sponsored ADR(a)	57	1,091
China Ming Yang Wind Power Group Ltd., ADR(a)	209	339
China Mobile Ltd., Sponsored ADR	3,536	190,838
China Nepstar Chain Drugstore Ltd., ADR(a)	86	132
China New Borun Corp., ADR(a)	25	32
China Petroleum & Chemical Corp., ADR	865	62,263
China Southern Airlines Co. Ltd., Sponsored ADR	111	1,897
China Sunergy Co. Ltd., ADR(a)	16	39
China Techfaith Wireless Communication Technology Ltd., ADR(a)	117	140
China Telecom Corp. Ltd., ADR	474	23,961
China Unicom Hong Kong Ltd., ADR	1,445	21,747
China Xiniya Fashion Ltd., Sponsored ADR(a)	71	84
China Zenix Auto International Ltd., ADR(a)	50	151
ChinaCache International Holdings Ltd., Sponsored ADR(a)	39	175
ChinaEdu Corp., ADR(a)	49	323
CNinsure, Inc., ADR(a)	92	452
CNOOC Ltd., ADR	544	109,072
Concord Medical Services Holdings Ltd., Sponsored ADR(a)	80	400
Country Style Cooking Restaurant Chain Co. Ltd., Sponsored ADR(a)	21	137
Ctrip.com International Ltd., ADR(a)	438	20,157
Daqo New Energy Corp., ADR(a)	12	111
E-Commerce China Dangdang, Inc., Sponsored ADR(a)	180	1,406
E-House China Holdings Ltd., ADR	223	1,351
eLong, Inc., Sponsored ADR(a)	6	92

China (continued)
Giant Interactive Group, Inc., ADR	316	$2,345
Guangshen Railway Co. Ltd., Sponsored ADR	92	2,208
Hanwha SolarOne Co. Ltd., Sponsored ADR(a)	122	354
Home Inns & Hotels Management, Inc., ADR(a)	33	1,111
Huaneng Power International, Inc., Sponsored ADR	271	10,713
IFM Investments Ltd., ADR(a)	20	51
iSoftStone Holdings Ltd., ADR(a)	143	724
JA Solar Holdings Co. Ltd., ADR(a)	95	673
Jiayuan.com International Ltd., ADR	42	265
JinkoSolar Holding Co. Ltd., ADR(a)	37	590
Kingtone Wirelessinfo Solution Holding Ltd., ADR(a)	2	5
KongZhong Corp., ADR(a)	83	832
Ku6 Media Co. Ltd., Sponsored ADR(a)	43	61
LDK Solar Co. Ltd., ADR(a)	214	321
Le Gaga Holdings Ltd., ADR(a)	73	267
Lentuo International, Inc., Sponsored ADR(a)	37	113
Linktone Ltd., ADR(a)	53	131
Mecox Lane Ltd., ADR(a)	14	53
Mindray Medical International Ltd., ADR	298	11,592
NetEase, Inc., ADR	248	17,543
New Oriental Education & Technology Group, Sponsored ADR(a)	446	9,469
Ninetowns Internet Technology Group Co. Ltd., ADR(a)	71	119
Noah Education Holdings Ltd., ADR(a)	45	86
Noah Holdings Ltd., Sponsored ADR	59	720
NQ Mobile, Inc., ADR(a)	99	1,677
O2Micro International Ltd., ADR(a)	97	296
Ossen Innovation Co. Ltd., Sponsored ADR(a)	26	17
Pactera Technology International Ltd., ADR(a)	272	1,833
Perfect World Co. Ltd., Sponsored ADR	131	2,558
PetroChina Co. Ltd., ADR	712	77,466
Phoenix New Media Ltd., ADR(a)	111	979
Qihoo 360 Technology Co. Ltd., ADR(a)	258	20,106
RDA Microelectronics, Inc., Sponsored ADR	110	1,254
ReneSola Ltd., ADR(a)	204	973
Renren, Inc., ADR(a)	456	1,487
Semiconductor Manufacturing International Corp., ADR(a)	1,607	5,705
Shanda Games Ltd., Sponsored ADR(a)	276	1,100
Simcere Pharmaceutical Group, ADR(a)	65	617
Sinopec Shanghai Petrochemical Co. Ltd., Sponsored ADR(a)	76	2,677
Sky-mobi Ltd., Sponsored ADR(a)	31	107
SouFun Holdings Ltd., ADR	56	2,339
Spreadtrum Communications, Inc., ADR	122	3,692
TAL Education Group, ADR	111	1,323
Taomee Holdings Ltd., Sponsored ADR(a)	32	153
The9 Ltd., ADR(a)	60	183
Trina Solar Ltd., Sponsored ADR(a)	254	2,385
Vimicro International Corp., ADR(a)	62	93
Vipshop Holdings Ltd., ADR(a)	46	1,992
VisionChina Media, Inc., ADR(a)	11	23
WSP Holdings Ltd., ADR(a)	12	33
WuXi PharmaTech Cayman, Inc., ADR(a)	227	5,448
Xinyuan Real Estate Co. Ltd., ADR	104	587
Xueda Education Group, Sponsored ADR	91	354

China (continued)
Yanzhou Coal Mining Co. Ltd., Sponsored ADR	633	$5,545
Yingli Green Energy Holding Co. Ltd., ADR(a)	342	1,471
Youku Tudou, Inc., ADR(a)	431	9,995
YY, Inc., ADR(a)	32	1,263
Zuoan Fashion Ltd., Sponsored ADR(a)	27	56

		852,728

India (12.15%)
Axis Bank Ltd., GDR(b)	780	9,610
Dr. Reddy’s Laboratories Ltd., ADR	283	9,415
GAIL India Ltd., GDR(b)	183	4,941
HDFC Bank Ltd., ADR	1,320	38,254
ICICI Bank Ltd., Sponsored ADR	955	24,849
Infosys Ltd., Sponsored ADR	1,629	75,537
Larsen & Toubro Ltd., GDR(b)	766	8,196
Mahindra & Mahindra Ltd., Sponsored GDR(b)	1,022	11,661
Ranbaxy Laboratories Ltd., Sponsored GDR(a),(b)	405	2,509
Rediff.Com India Ltd., ADR(a)	47	110
Reliance Industries Ltd., Sponsored GDR(c)	2,673	67,253
Sify Technologies Ltd., Sponsored ADR(a)	80	143
State Bank of India, GDR(b)	227	10,397
Sterlite Industries India Ltd., ADR	652	3,912
Tata Motors Ltd., Sponsored ADR	633	14,128
Tata Steel Ltd., GDR(b)	754	3,004
Wipro Ltd., ADR	2,050	18,491
WNS Holdings Ltd., ADR(a)	140	2,832

		305,242

Indonesia (1.23%)
Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	834	30,908

Phillipines (0.72%)
Philippine Long Distance Telephone Co., Sponsored ADR	286	18,118

South Korea (31.67%)
Gravity Co. Ltd., Sponsored ADR(a)	37	42
Hyundai Motor Co., GDR(b)	121	5,615
KB Financial Group, Inc., ADR	1,299	41,061
Korea Electric Power Corp., Sponsored ADR(a)	1,926	26,425
KT Corp., Sponsored ADR	852	13,692
LG Display Co. Ltd., ADR(a)	1,511	19,613
LG Electronics, Inc., GDR(b),(c)	74	930
Lotte Shopping Co. Ltd., GDR(b),(c)	936	14,171
POSCO, ADR	1,122	80,807
Samsung Electronics Co. Ltd., GDR(b)	817	497,553
Shinhan Financial Group Co. Ltd., ADR	1,603	57,387
SK Telecom Co. Ltd., ADR	1,202	26,360
Woori Finance Holdings Co. Ltd., ADR	399	11,834

		795,490

Taiwan (17.38%)
Acer, Inc., Sponsored GDR(a),(b)	1,705	5,500
Advanced Semiconductor Engineering, Inc., ADR	4,084	17,439
AU Optronics Corp., Sponsored ADR(a)	2,974	11,420

Taiwan (continued)
China Steel Corp., Sponsored GDR(b)		2,022	$33,868
Chunghwa Telecom Co. Ltd., ADR		1,280	40,256
Himax Technologies, Inc., ADR		350	2,125
Hon Hai Precision Industry Co. Ltd., GDR(a),(b)		17,162	91,130
Silicon Motion Technology Corp., ADR		115	1,283
Siliconware Precision Industries Co., Sponsored ADR		1,996	10,958
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR		12,451	206,189
United Microelectronics Corp., Sponsored ADR		8,357	16,380

			436,548

TOTAL COMMON STOCKS (Cost $2,458,789)			2,439,034

PREFERRED STOCK (2.50%)
South Korea (2.50%)
Samsung Electronics Co. Ltd., GDR(b)		155	62,682

TOTAL PREFERRED STOCK (Cost $58,067)			62,682

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.18%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%(d)	4,451	4,451

TOTAL SHORT TERM INVESTMENTS (Cost $4,451)			4,451

TOTAL INVESTMENTS (99.77%) (Cost $2,521,307)			$2,506,167

NET OTHER ASSETS AND LIABILITIES (0.24%)			6,028

NET ASSETS (100.00%)			$2,512,195

(a)	Non-income producing security.
(b)	These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. At the period end, the aggregate market values of these securities were $761,767, representing 30.32% of the Fund’s net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the market value of this security restricted under Rule 144A was $ 82,354, representing 3.28% of the Fund’s net assets.
(d)	Less than 0.0005%.

Common Abbreviations:

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

Ltd. - Limited.

Tbk PT - Terbuka Perseroan Terbatas is an Indonesian term for a limited liability company.

See Notes to Quarterly Statement of Investments.

VELOCITYSHARES TAIL RISK HEDGED LARGE CAP ETF		STATEMENTS OF INVESTMENTS
		August 31, 2013 (Unaudited)

Security Description		Shares	Value
EXCHANGE TRADED FUNDS (84.82%)
Equity Fund (84.82%)
iShares® Core S&P 500® ETF		2,169	$356,583
SPDR® S&P 500® ETF		2,180	356,757
Vanguard® S&P 500® ETF		4,761	356,361

			1,069,701

TOTAL EXCHANGE TRADED FUNDS (Cost $1,042,080)			1,069,701

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (16.92%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%(a)	213,407	213,407

TOTAL SHORT TERM INVESTMENTS (Cost $213,407)			213,407

TOTAL INVESTMENTS (101.74%) (Cost $1,255,487)			$1,283,108

NET LIABILITIES LESS OTHER ASSETS (-1.74%)			(21,977)

NET ASSETS (100.00%)			$1,261,131

(a)	Less than 0.0005%.

Common Abbreviations:

ETF - Exchange Traded Fund.

S&P - Standard and Poor’s.

SPDR- Standard and Poor’s Depositary Receipt.

See Notes to Quarterly Statement of Investments.

VelocityShares Tail Risk Hedged Large Cap ETF

TOTAL RETURN SWAP CONTRACTS (a)

Reference Obligation	Swap Counterparty	Rate Paid by the Fund	Termination Dates	Notional Amount	Unrealized Appreciation / (Depreciation)
S&P 500® VIX® Futures Tail Risk Index - Short Term	BNP Paribas	1.970%	02/03/2015	$198,428	$(20,541)
S&P 500® VIX® Futures Tail Risk Index - Short Term	BNP Paribas	1.970%	03/02/2015	$16,504	14

					$(20,527)

(a)  The Fund receives monthly payments based on any positive monthly return of the Reference Obligation. The Fund makes payments on any negative monthly return of such Reference Obligation.

VELOCITYSHARES VOLATILITY HEDGED LARGE CAP ETF	STATEMENTS OF INVESTMENTS
August 31, 2013 (Unaudited)

Security Description		Shares	Value
EXCHANGE TRADED FUNDS (85.24%)
Equity Fund (85.24%)
iShares® Core S&P 500® ETF		8,834	$1,452,310
SPDR® S&P 500® ETF		8,880	1,453,212
Vanguard® S&P 500® ETF		19,392	1,451,491

			4,357,013

TOTAL EXCHANGE TRADED FUNDS
(Cost $4,244,161)			4,357,013

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (15.14%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%(a)	774,019	774,019

TOTAL SHORT TERM INVESTMENTS (Cost $774,019)			774,019

TOTAL INVESTMENTS (100.38%) (Cost $5,018,180)			$5,131,032

NET LIABILITIES LESS OTHER ASSETS (-0.38%)			(19,554)

NET ASSETS (100.00%)			$5,111,478

(a)	Less than 0.0005%.

Common Abbreviations:

ETF - Exchange Traded Fund.

S&P - Standard and Poor’s.

SPDR - Standard and Poor’s Depositary Receipt.

See Notes to Quarterly Statement of Investments.

VelocityShares Volatility Hedged Large Cap ETF

TOTAL RETURN SWAP CONTRACTS (a)

Reference Obligation	Swap Counterparty	Rate Paid by the Fund	Termination Dates	Notional Amount	Unrealized Depreciation
S&P 500® VIX® Futures Variable Long/Short Index - Short Term	BNP Paribas	1.970%	02/03/2015	$760,665	$(13,456)
S&P 500® VIX® Futures Variable Long/Short Index - Short Term	BNP Paribas	1.970%	03/02/2015	14,783	(159)

					$(13,615)

(a) The Fund receives monthly payments based on any positive monthly return of the Reference Obligation. The Fund makes payments on any negative monthly return of such Reference Obligation.

BARRON’S 400 ETF	STATEMENT OF INVESTMENTS
August 31, 2013 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.50%)
Basic Materials (3.02%)
Axiall Corp.	3,068	$122,812
Carpenter Technology Corp.	3,717	199,863
CF Industries Holdings, Inc.	885	168,451
FMC Corp.	2,832	188,639
Freeport-McMoRan Copper & Gold, Inc.	7,729	233,570
Kronos Worldwide, Inc.	9,912	146,797
Monsanto Co.	1,711	167,490
NewMarket Corp.	649	177,943
Olin Corp.	7,316	169,000
PPG Industries, Inc.	1,298	202,760
Sherwin-Williams Co.	1,062	183,089
Sigma-Aldrich Corp.	2,242	184,897
US Silica Holdings, Inc.	6,785	159,448

Total Basic Materials		2,304,759

Communications (7.83%)
8x8, Inc.(a)	25,370	234,673
AOL, Inc.	4,661	153,487
Belo Corp., Class A	18,305	258,833
CalAmp Corp.(a)	_15,812	259,159
Cisco Systems, Inc.	7,965	185,664
Dice Holdings, Inc.(a)	18,408	153,339
F5 Networks, Inc.(a)	1,829	152,502
FactSet Research Systems, Inc.	1,770	181,160
Google, Inc., Class A(a)	236	199,868
InterDigital, Inc.	3,658	130,005
IPG Photonics Corp.	2,833	152,302
LIN Media LLC, Class A(a)	15,930	267,624
Motorola Solutions, Inc.	2,773	155,316
NeuStar, Inc., Class A(a)	3,894	196,803
NIC, Inc.	9,676	215,388
Omnicom Group, Inc.	3,009	182,496
OpenTable, Inc.(a)	2,832	211,097
Plantronics, Inc.	4,130	178,416
priceline.com, Inc.(a)	236	221,493
Scripps Networks Interactive, Inc., Class A	2,714	199,560
Shutterfly, Inc.(a)	3,835	199,267
Sinclair Broadcast Group, Inc., Class A	9,735	232,861
Sirius XM Radio, Inc.	54,267	194,276
Stamps.com, Inc.(a)	6,785	284,155
Starz, Class A(a)	8,673	216,478
Symantec Corp.	7,080	181,319
T-Mobile US, Inc.	8,201	191,493
TripAdvisor, Inc.(a)	3,422	253,125
ValueClick, Inc.(a)	6,372	134,832
Walt Disney Co.	3,068	186,626

Total Communications		5,963,617

Consumer, Cyclical (24.05%)
Advance Auto Parts, Inc.	2,301	184,241

Security Description	Shares	Value
Consumer, Cyclical (continued)
Alaska Air Group, Inc.	3,127	$177,051
American Eagle Outfitters, Inc.	8,511	123,154
ANN, Inc.(a)	6,018	208,825
Arctic Cat, Inc.	4,189	224,865
Bally Technologies, Inc.(a)	3,481	251,085
Bed Bath & Beyond, Inc.(a)	2,950	217,533
BorgWarner, Inc.	2,242	216,532
Buckle, Inc.	3,894	201,631
Carter’s, Inc.	3,068	225,928
Cheesecake Factory, Inc.	4,897	204,548
Chico’s FAS, Inc.	10,089	157,388
Chipotle Mexican Grill, Inc.(a)	531	216,738
Coach, Inc.	3,599	190,063
Cooper Tire & Rubber Co.	6,903	220,413
Copart, Inc.(a)	5,428	172,448
Crocs, Inc.(a)	11,033	148,504
CVS Caremark Corp.	3,363	195,222
Deckers Outdoor Corp.(a)	3,540	207,904
Dick’s Sporting Goods, Inc.	3,481	161,553
Dollar General Corp.(a)	3,658	197,422
Dollar Tree, Inc.(a)	3,835	202,105
DR Horton, Inc.	7,316	130,591
DSW, Inc., Class A	2,537	218,410
Express, Inc.(a)	9,263	194,430
Family Dollar Stores, Inc.	3,009	214,211
Fastenal Co.	3,422	150,534
First Cash Financial Services, Inc.(a)	3,140	173,548
Foot Locker, Inc.	4,947	159,293
Fossil Group, Inc.(a)	1,652	191,863
Francesca’s Holdings Corp.(a)	6,667	160,808
Gap, Inc.	4,838	195,649
Gentherm, Inc.(a)	10,620	177,673
Genuine Parts Co.	2,360	181,744
GNC Holdings, Inc., Class A	4,366	222,098
Hanesbrands, Inc.	4,425	263,199
Hibbett Sports, Inc.(a)	3,186	165,035
Home Depot, Inc.	2,478	184,586
HSN, Inc.	3,186	171,598
International Game Technology	10,325	195,039
Krispy Kreme Doughnuts, Inc.(a)	11,800	232,696
Las Vegas Sands Corp.	3,304	186,180
LeapFrog Enterprises, Inc.(a)	20,340	195,670
Lear Corp.	3,245	223,093
Lennar Corp., Class A	4,189	133,252
Lumber Liquidators Holdings, Inc.(a)	2,714	269,826
Macy’s, Inc.	4,239	188,339
Mattel, Inc.	4,189	169,655
McDonald’s Corp.	1,770	167,017
Michael Kors Holdings, Ltd.(a)	3,009	222,937
MSC Industrial Direct Co., Inc., Class A	2,006	152,456
Multimedia Games Holding Co., Inc.(a)	9,027	354,219
MWI Veterinary Supply, Inc.(a)	1,298	197,399
NIKE, Inc., Class B	3,127	196,438
Nordstrom, Inc.	3,245	180,844

Security Description	Shares	Value
Consumer, Cyclical (continued)
Nu Skin Enterprises, Inc., Class A	4,189	$350,661
O’Reilly Automotive, Inc.(a)	1,652	202,717
Panera Bread Co., Class A(a)	1,062	174,189
PetSmart, Inc.	2,773	195,302
Pier 1 Imports, Inc.	7,788	170,713
Polaris Industries, Inc.	1,947	212,632
Pool Corp.	3,717	193,619
Ralph Lauren Corp.	1,003	165,906
Ross Stores, Inc.	3,127	210,322
rue21, Inc.(a)	6,195	253,066
Select Comfort Corp.(a)	10,030	247,741
SHFL Entertainment, Inc.(a)	11,210	255,252
Six Flags Entertainment Corp.	5,098	168,285
Spirit Airlines, Inc.(a)	7,473	232,933
Standard Motor Products, Inc.	6,313	193,557
Starbucks Corp.	3,009	212,195
Steven Madden, Ltd.(a)	3,894	210,276
Target Corp.	2,655	168,088
Texas Roadhouse, Inc.	8,791	218,456
Titan International, Inc.	8,496	137,975
TJX Cos, Inc.	3,894	205,292
Tractor Supply Co.	1,652	202,155
TRW Automotive Holdings Corp.(a)	2,950	203,757
Ulta Salon Cosmetics & Fragrance, Inc.(a)	1,947	193,220
Under Armour, Inc., Class A(a)	3,422	248,574
UniFirst Corp.	2,006	192,335
US Airways Group, Inc.(a)	11,741	189,735
Vera Bradley, Inc.(a)	7,276	142,901
VF Corp.	1,062	198,817
Vitamin Shoppe, Inc.(a)	3,363	141,650
Wabash National Corp.(a)	18,290	190,582
WABCO Holdings, Inc.(a)	2,478	193,259
Wal-Mart Stores, Inc.	2,360	172,233
Williams-Sonoma, Inc.	3,835	216,332
World Fuel Services Corp.	4,484	171,065
WW Grainger, Inc.	767	189,717
Wyndham Worldwide Corp.	2,832	168,108
Zumiez, Inc.(a)	7,906	211,090

Total Consumer, Cyclical		18,330,190

Consumer, Non-Cyclical (22.91%)
Aaron’s, Inc.	6,195	167,699
Abaxis, Inc.	4,012	157,190
Acorda Therapeutics, Inc.(a)	5,723	193,380
Air Methods Corp.	3,599	147,271
Akorn, Inc.(a)	12,567	225,829
Alexion Pharmaceuticals, Inc.(a)	1,888	203,451
Allergan, Inc.	1,593	140,789
Alliance Data Systems Corp.(a)	1,121	219,380
Altria Group, Inc.	5,133	173,906
American Public Education, Inc.(a)	5,369	214,867
Amgen, Inc.	1,888	205,679
Arbitron, Inc.	3,717	174,922
Automatic Data Processing, Inc.	2,773	197,327

Security Description	Shares	Value
Consumer, Non-Cyclical (continued)
Avis Budget Group, Inc.(a)	6,844	$183,214
Barrett Business Services, Inc.	3,717	238,892
Baxter International, Inc.	2,537	176,474
Becton Dickinson and Co.	1,947	189,599
Biogen Idec, Inc.(a)	1,003	213,659
Bio-Reference Labs, Inc.(a)	6,372	184,342
Cambrex Corp.(a)	14,054	191,556
Cardtronics, Inc.(a)	6,490	225,138
Celgene Corp.(a)	1,593	222,988
Church & Dwight Co., Inc	2,832	168,079
Cigna Corp.	2,950	232,136
Clorox Co.	2,065	170,776
Colgate-Palmolive Co.	3,009	173,830
Cubist Pharmaceuticals, Inc.(a)	3,658	231,771
Cyberonics, Inc.(a)	3,599	183,081
Deluxe Corp.	4,366	171,802
Edwards Lifesciences Corp.(a)	1,947	137,030
Emergent Biosolutions, Inc.(a)	11,446	201,221
Estee Lauder Cos, Inc., Class A	2,655	173,531
FleetCor Technologies, Inc.(a)	2,478	255,508
Fresh Market, Inc.(a)	4,425	215,984
Gartner, Inc.(a)	3,422	198,373
Gilead Sciences, Inc.(a)	3,894	234,691
Grand Canyon Education, Inc.(a)	7,316	252,475
Green Mountain Coffee Roasters, Inc.(a)	3,363	290,260
Heartland Payment Systems, Inc.	5,841	215,825
Helen of Troy, Ltd.(a)	4,720	189,650
Herbalife, Ltd.	4,248	259,170
Hershey Co.	2,065	189,877
Hi-Tech Pharmacal Co., Inc.	4,838	208,566
IDEXX Laboratories, Inc.(a)	1,888	177,132
Illumina, Inc.(a)	3,245	252,590
Impax Laboratories, Inc.(a)	10,856	221,245
Ingredion, Inc.	2,596	163,392
Intuitive Surgical, Inc.(a)	354	136,828
J&J Snack Foods Corp.	2,478	190,608
Magellan Health Services, Inc.(a)	3,245	182,401
Mastercard, Inc., Class A	354	214,552
MAXIMUS, Inc.	4,508	169,095
Mead Johnson Nutrition Co.	2,301	172,644
Medifast, Inc.(a)	7,139	177,476
Medtronic, Inc.	3,785	195,873
Meridian Bioscience, Inc.	8,083	181,787
Monster Beverage Corp.(a)	3,658	209,933
Moody’s Corp.	3,481	221,252
Mylan, Inc.(a)	5,664	200,166
Myriad Genetics, Inc.(a)	6,962	182,196
Paychex, Inc.	5,133	198,544
PepsiCo, Inc.	2,242	178,755
Perrigo Co.	1,534	186,458
Pharmacyclics, Inc.(a)	1,829	203,934
Philip Morris International, Inc.	1,888	157,535
Prestige Brands Holdings, Inc.(a)	7,198	233,719
Procter & Gamble Co.	2,242	174,629

Security Description	Shares	Value
Consumer, Non-Cyclical (continued)
Quanta Services, Inc.(a)	5,959	$155,768
Questcor Pharmaceuticals, Inc.	5,664	377,676
Regeneron Pharmaceuticals, Inc.(a)	1,003	243,037
ResMed, Inc.	4,012	189,527
Robert Half International, Inc.	4,838	170,636
Rollins, Inc.	7,139	176,690
Salix Pharmaceuticals, Ltd.(a)	3,540	236,968
Santarus, Inc.(a)	11,387	256,435
Spectrum Pharmaceuticals, Inc.	14,991	114,831
STERIS Corp.	4,425	180,938
Stryker Corp.	2,655	177,593
Team, Inc.(a)	3,776	147,264
Thoratec Corp.(a)	4,897	174,970
Towers Watson & Co., Class A	2,596	213,521
United Therapeutics Corp.(a)	2,832	200,817
UnitedHealth Group, Inc.	3,245	232,796
USANA Health Sciences, Inc.(a)	3,658	277,825
Varian Medical Systems, Inc.(a)	2,419	170,419
Verisk Analytics, Inc., Class A(a)	2,950	183,431
WD-40 Co.	3,186	185,361
Western Union Co.	12,095	212,025

Total Consumer, Non-Cyclical		17,462,460

Diversified Financial Services (0.20%)
Credit Acceptance Corp.(a)	1,416	152,291

Total Diversified Financial Services		152,291

Energy (5.31%)
Atwood Oceanics, Inc.(a)	3,540	197,107
C&J Energy Services, Inc.(a)	7,611	156,254
Cameron International Corp.(a)	2,714	154,128
CARBO Ceramics, Inc.	1,888	154,042
Chevron Corp.	1,475	177,634
CVR Energy, Inc.	3,196	136,853
Delek US Holdings, Inc.	4,484	111,472
Ensco Plc, Class A	3,009	167,180
Exxon Mobil Corp.	1,947	169,701
Geospace Technologies Corp.(a)	1,593	111,128
Halliburton Co.	4,189	201,072
Helmerich & Payne, Inc.	2,655	167,371
HollyFrontier Corp.	3,068	136,465
Marathon Petroleum Corp.	1,947	141,177
Noble Energy, Inc.	3,074	188,836
Oceaneering International, Inc.	2,773	215,129
Oil States International, Inc.(a)	2,242	200,031
Phillips 66	2,655	151,601
Rex Energy Corp.(a)	12,213	254,030
Rosetta Resources, Inc.(a)	3,481	161,971
RPC, Inc.	10,738	153,339
Superior Energy Services, Inc.(a)	6,549	160,843
Synergy Resources Corp.(a)	25,842	241,881
Tesoro Corp.	3,009	138,685

Total Energy		4,047,930

Security Description	Shares	Value
Financial (11.43%)
Alleghany Corp.(a)	472	$182,706
American Express Co.	2,714	195,164
Ameriprise Financial, Inc.	2,478	213,480
Amtrust Financial Services, Inc.	5,448	194,603
Bank of Hawaii Corp.	3,540	182,310
BB&T Corp.	5,605	190,346
BofI Holding, Inc.(a)	4,956	321,000
BOK Financial Corp.	2,891	185,284
Brookline Bancorp, Inc.	18,703	169,262
CapitalSource, Inc.	18,538	214,113
Cardinal Financial Corp.	10,030	164,893
CBOE Holdings, Inc.	4,838	222,016
Cohen & Steers, Inc.	4,956	154,627
Columbia Banking System, Inc.	8,378	194,370
Commerce Bancshares, Inc.	4,543	196,212
Discover Financial Services	4,189	197,930
East West Bancorp, Inc.	6,903	201,775
Encore Capital Group, Inc.(a)	5,547	237,799
Erie Indemnity Co., Class A	2,360	174,074
Fidelity National Financial, Inc., Class A	6,903	163,670
Fifth Third Bancorp	10,738	196,398
First American Financial Corp.	7,080	147,972
First Financial Bankshares, Inc.	3,717	213,728
Franklin Resources, Inc.	3,550	163,868
Greenlight Capital Re, Ltd., Class A(a)	7,198	193,266
Hanmi Financial Corp.	10,443	170,534
Higher One Holdings, Inc.(a)	19,293	143,154
Home BancShares, Inc.	10,030	254,962
HomeStreet, Inc.	6,844	134,348
Huntington Bancshares, Inc.	23,718	195,436
JPMorgan Chase & Co.	3,422	172,914
MarketAxess Holdings, Inc.	4,425	224,613
Ocwen Financial Corp.(a)	4,248	214,269
Oritani Financial Corp.	11,517	178,629
Outerwall, Inc.(a)	3,304	205,410
Portfolio Recovery Associates, Inc.(a)	4,248	225,314
Reinsurance Group of America, Inc.	2,950	191,190
Signature Bank(a)	2,301	201,844
Stewart Information Services Corp.	6,903	211,162
SVB Financial Group(a)	2,537	210,064
T Rowe Price Group, Inc.	2,301	161,392
ViewPoint Financial Group, Inc.	8,319	165,465
Webster Financial Corp.	7,434	196,704
Wells Fargo & Co.	4,779	196,321
World Acceptance Corp.(a)	2,183	187,018

Total Financial		8,711,609

Industrial (13.51%)
3M Co.	1,652	187,634
Agilent Technologies, Inc.	4,012	187,120
Albany International Corp., Class A	5,900	190,393
American Railcar Industries, Inc.	3,835	135,644
AMETEK, Inc.	4,130	177,260
Amphenol Corp., Class A	2,419	183,288

Security Description	Shares	Value
Industrial (continued)
Applied Industrial Technologies, Inc.	3,953	$188,242
AZZ, Inc.	3,745	140,587
Boeing Co.	2,124	220,726
CAI International, Inc.(a)	6,136	134,501
Carlisle Cos, Inc.	2,537	168,964
Caterpillar, Inc.	1,947	160,705
Celadon Group, Inc.	8,559	155,260
CH Robinson Worldwide, Inc.	3,068	174,477
CSX Corp.	7,670	188,759
Cummins, Inc.	1,475	181,720
Deere & Co.	1,947	162,847
DXP Enterprises, Inc.(a)	2,478	168,454
Emerson Electric Co.	3,068	185,215
FEI Co.	2,714	212,452
Gentex Corp.	9,145	206,037
Graco, Inc.	3,009	209,095
Hexcel Corp.(a)	6,195	220,357
Illinois Tool Works, Inc.	2,773	198,186
InvenSense, Inc.(a)	15,163	270,962
JB Hunt Transport Services, Inc.	2,537	182,664
Joy Global, Inc.	2,832	139,108
Knight Transportation, Inc.	10,974	178,657
Lincoln Electric Holdings, Inc.	3,099	193,780
Lindsay Corp.	1,947	148,011
LSB Industries, Inc.(a)	4,366	131,067
Mettler-Toledo International, Inc.(a)	826	181,910
Middleby Corp.(a)	1,180	219,410
Movado Group, Inc.	4,602	196,091
NACCO Industries, Inc., Class A	3,127	173,799
Nordson Corp.	2,655	176,956
Norfolk Southern Corp.	2,360	170,298
Proto Labs, Inc.(a)	3,599	255,674
Rockwell Automation, Inc.	1,888	183,570
Rogers Corp.(a)	3,599	199,637
Smith & Wesson Holding Corp.(a)	17,582	192,347
Snap-on, Inc.	2,124	198,807
Sturm Ruger & Co., Inc	3,068	160,671
Swift Transportation Co.(a)	12,839	230,588
TAL International Group, Inc.	4,071	174,239
Taser International, Inc.(a)	21,771	253,413
Textainer Group Holdings, Ltd.	4,248	148,085
Timken Co.	3,068	171,992
TransDigm Group, Inc.	1,188	162,756
Triumph Group, Inc.	2,360	169,849
Union Pacific Corp.	1,248	191,618
Valmont Industries, Inc.	1,062	143,328
Wabtec Corp.	3,540	207,161
Waters Corp.(a)	1,829	180,797
Worthington Industries, Inc.	5,900	196,647
Zebra Technologies Corp., Class A(a)	3,894	177,566

Total Industrial		10,299,381

Technology (10.85%)
3D Systems Corp.(a)	5,251	269,900

Security Description	Shares	Value
Technology (continued)
Accenture Plc, Class A	2,242	$161,985
Activision Blizzard, Inc.	11,623	189,687
Apple, Inc.	413	201,152
Cadence Design Systems, Inc.(a)	11,977	161,330
Cerner Corp.(a)	3,776	173,923
Cirrus Logic, Inc.(a)	7,560	170,100
Citrix Systems, Inc.(a)	2,360	167,017
Cognizant Technology Solutions Corp., Class A(a)	2,183	160,014
CommVault Systems, Inc.(a)	2,301	192,893
Computer Programs & Systems, Inc.	3,304	181,588
Cray, Inc.(a)	8,673	212,142
Ebix, Inc.	11,151	126,787
EMC Corp.	7,257	187,085
EPAM Systems, Inc.(a)	7,434	237,739
Fortinet, Inc.(a)	7,257	143,689
iGATE Corp.(a)	8,850	206,648
Intel Corp.	7,965	175,071
International Business Machines Corp.	826	150,555
Intuit, Inc.	2,537	161,176
j2 Global, Inc.	4,661	229,507
Jack Henry & Associates, Inc.	3,894	194,311
KLA-Tencor Corp.	3,186	175,708
Kulicke & Soffa Industries, Inc.(a)	15,694	173,576
LSI Corp.	25,519	189,096
Manhattan Associates, Inc.(a)	2,360	206,500
Medidata Solutions, Inc.(a)	3,245	290,232
Mentor Graphics Corp.	10,207	226,187
MICROS Systems, Inc.(a)	4,130	201,957
Microsoft Corp.	6,195	206,913
Monotype Imaging Holdings, Inc.	7,800	200,850
NVIDIA Corp.	13,629	201,027
Oracle Corp.	4,838	154,139
Pitney Bowes, Inc.	12,390	202,205
QUALCOMM, Inc.	2,596	172,063
Rudolph Technologies, Inc.(a)	15,222	157,548
Seagate Technology Plc	5,428	208,001
Skyworks Solutions, Inc.(a)	8,260	209,473
SolarWinds, Inc.(a)	2,950	107,528
Syntel, Inc.	2,773	199,296
Teradata Corp.(a)	3,009	176,207
Ultratech, Inc.(a)	4,189	118,465
Virtusa Corp.(a)	7,906	208,086
Western Digital Corp.	3,658	226,795

Total Technology		8,266,151

Utilities (0.39%)
Pike Electric Corp.	11,918	132,290
Questar Corp.	7,375	161,660

Total Utilities		293,950

TOTAL COMMON STOCKS
(Cost $74,591,338)		75,832,338

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.43%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%(b)	326,128	$326,128

TOTAL SHORT TERM INVESTMENTS
(Cost $326,128)			326,128

TOTAL INVESTMENTS (99.93%)
(Cost $74,917,466)			$76,158,466

NET OTHER ASSETS AND LIABILITIES (0.07%)			51,170

NET ASSETS (100.00%)			$76,209,636

(a)	Non-income producing security.
(b)	Less than 0.0005%.

Common Abbreviations:

LLC - Limited Liability Company.

Ltd. - Limited.

Plc - Public Limited Company.

See Notes to Quarterly Statement of Investments.

ALPS ETF Trust

Notes to Quarterly Statement of Investments (unaudited)

1. Portfolio Valuation

All Funds’ Shares are listed on the New York Stock Exchange (“NYSE”), with the exception of VelocityShares Emerging Markets DR ETF, VelocityShares Russia Select DR ETF and VelocityShares Emerging Asia DR ETF which are listed on The NASDAQ Stock Market LLC (“NASDAQ”). The Funds’ Net Asset Value (“NAV”) is determined daily, as of the close of regular trading on the listed exchange, normally 4:00 p.m. Eastern time, on each day the NYSE or NASDAQ are open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the National Association of Securities Dealer Automated Quotation (“NASDAQ”) exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost, which approximates market value.

U.S. Equity High Volatility Put Write Index Fund’s listed put options are valued at the mean of the most recent bid and asked prices. Other equity securities that are traded in over the counter markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the NYSE on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices.

The Funds’ investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

The accounting records of the Funds are maintained in U.S. dollars.

Some of the Funds invest in foreign securities which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. Investment in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks may include, but are not limited to: (i) less information about non-U.S. issuers or markets may be available due to less rigorous disclosure, accounting standards or regulatory practices; (ii) many non-U.S. markets are smaller, less liquid and more volatile thus, in a changing market, the advisers may not be able to sell the Fund’s portfolio securities at times, in amounts and at prices they consider reasonable; (iii) currency exchange rates or controls may adversely affect the value of the Fund’s investments; (iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience downturns or recessions; and, (v) withholdings and other non-U.S. taxes may decrease the Fund’s return.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of the Funds’ securities may change on the days when investors are not able to purchase the shares of the Funds. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by the Index may adversely affect the Funds’ ability to track their Index.

2. Fair Value Measurements

The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used as of August 31, 2013 in valuing the Funds’ assets:

Cohen & Steers Global Realty Majors ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$104,528,633	$-	$-	$104,528,633
Short Term Investments	158,642	-	-	158,642
TOTAL	$104,687,275	$-	$-	$104,687,275

ALPS Equal Sector Weight ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$109,485,011	$-	$-	$109,485,011
Short Term Investments	65,120	-	-	65,120
TOTAL	$109,550,131	$-	$-	$109,550,131

Jefferies | TR/J CRB Global Commodity Equity Index Fund

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Cayman Islands	$-	$449	$-	$449
Other*	62,975,905	-	-	62,975,905
Short Term Investments	150,351	-	-	150,351
TOTAL	$63,126,256	$449	$-	$63,126,705

Alerian MLP ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Master Limited Partnerships Shares	$7,228,613,220	$-	$-	$7,228,613,220
Short Term Investments	7,978,505	-	-	7,978,505
TOTAL	$7,236,591,725	$-	$-	$7,236,591,725

ALPS Sector Dividend Dogs ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$348,843,164	$-	$-	$348,843,164
Short Term Investments	1,177,523	-	-	1,177,523
TOTAL	$350,020,687	$-	$-	$350,020,687

ALPS International Sector Dividend Dogs ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$14,390,389	$-	$-	$14,390,389
Short Term Investments	4,736	-	-	4,736
TOTAL	$14,395,125	$-	$-	$14,395,125

U.S. Equity High Volatility Put Write Index Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets
Short Term Investments	$-	$12,899,640	$-	$12,899,640
TOTAL	$-	$12,899,640	$-	$12,899,640

Other Financial Instruments**
Liabilities
Written Options	$(251,959)	$-	$-	$(251,959)
TOTAL	$(251,959)	$-	$-	$(251,959)

ALPS | GS Momentum Builder ® Growth Markets Equities and U.S. Treasuries Index ETF
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$8,320,425	$-	$-	$8,320,425
Short Term Investments	8	-	-	8
TOTAL	$8,320,433	$-	$-	$8,320,433

ALPS | GS Momentum Builder ® Multi-Asset Index ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$12,370,187	$-	$-	$12,370,187
TOTAL	$12,370,187	$-	$-	$12,370,187

ALPS | GS Momentum Builder ® Asia ex-Japan Equities and U.S. Treasuries Index ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$8,796,172	$-	$-	$8,796,172
TOTAL	$8,796,172	$-	$-	$8,796,172

ALPS | GS Risk-Adjusted Return U.S. Large Cap Index ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$11,511,685	$-	$-	$11,511,685
Short Term Investments	9,023	-	-	9,023
TOTAL	$11,520,708	$-	$-	$11,520,708

VelocityShares Emerging Markets DR ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$2,074,918	$-	$-	$2,074,918
Preferred Stock	225,644	-	-	225,644
Short Term Investments	4,048	-	-	4,048
TOTAL	$2,304,610	$-	$-	$2,304,610

VelocityShares Russia Select DR ETF
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$2,364,709	$-	$-	$2,364,709
Short Term Investments	2,966	-	-	2,966
TOTAL	$2,367,675	$-	$-	$2,367,675

VelocityShares Emerging Asia DR ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$2,439,034	$-	$-	$2,439,034
Preferred Stock	62,682	-	-	62,682
Short Term Investments	4,451	-	-	4,451
TOTAL	$2,506,167	$-	$-	$2,506,167

VelocityShares Tail Risk Hedged Large Cap ETF
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$1,069,701	$-	$-	$1,069,701
Short Term Investments	213,407	-	-	213,407
TOTAL	$1,283,108	$-	$-	$1,283,108

Other Financial Instruments**
Liabilities
Total Return Swap Contracts	$(20,527)	$-	$-	$(20,527)
TOTAL	$(20,527)	$-	$-	$(20,527)

VelocityShares Volatility Hedged Large Cap ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$4,357,013	$-	$-	$4,357,013
Short Term Investments	774,019	-	-	774,019
TOTAL	$5,131,032	$-	$-	$5,131,032

Other Financial Instruments**
Liabilities
Total Return Swap Contracts	$(13,615)	$-	$-	$(13,615)
TOTAL	$(13,615)	$-	$-	$(13,615)

Barron’s 400 ETF
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$75,832,338	$-	$-	$75,832,338
Short Term Investments	326,128	-	-	326,128
TOTAL	$76,158,466	$-	$-	$76,158,466

*For detailed descriptions, see the accompanying Statement of Investments.

**Other financial instruments are instruments not reflected in the Statement of Investments, such as written options and swaps.

Each Fund recognizes transfers between levels as of the end of the period. For the period ended August 31, 2013, the Funds did not have any significant transfers between Level 1 and Level 2 securities. The Funds did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

3. Derivative Instruments and Hedging Activities

The following discloses the Funds’ use of derivative instruments and hedging activities. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Certain Fund’s investment objectives may permit the Fund to purchase investment securities but also allow certain Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, swap contracts, foreign currency transactions, and purchased and written options. In doing so, the Funds may employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors. Each Fund may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies.

A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Credit Risk: Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Swaps: Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the “Counterparty”) based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, the Funds receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Funds’ obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust’s custodian bank. The use of interest rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal. The use of swap agreements involves certain risks. For example, if the Counterparty under a swap agreement defaults on its obligation to make payments due from it, as a result of its bankruptcy or otherwise, the Funds may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays.

Swap Risk: The VelocityShares Tail Risk Hedged Large Cap ETF and the VelocityShares Volatility Hedged Large Cap ETF Funds expects to use swap agreements in addition to other derivatives to obtain exposure to the Underlying Volatility ETFs and/or VIX Short-Term Futures Index as a means to achieve their investment objectives. A small percentage of swap contracts are cleared through a central clearinghouse. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Most swap agreements are traded over the counter rather than being entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. Unlike in futures contracts, the counterparty to swap agreements or forward contracts is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions.

As a result, the VelocityShares Tail Risk Hedged Large Cap ETF and the VelocityShares Volatility Hedged Large Cap ETF Funds are subject to credit risk with respect to amounts they expect to receive from counterparties to swaps entered into as part of the Fund’s principal investment strategy. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. The Fund seeks to mitigate these risks by generally requiring that the counterparties agree to post collateral for the benefit of the Fund, marked-to-market daily, in an amount approximately equal to what the counterparty owes the Fund. In the event of the bankruptcy of a counterparty, the Fund will have direct access to the collateral received from the counterparty. To the extent any such collateral is otherwise insufficient, the Funds will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. The Fund typically enters into swap transactions only with large, well capitalized and well established financial institutions. Swaps have terms that make them less marketable than futures contracts. Swaps are less marketable because they are not traded on an exchange, do not have uniform terms and conditions, and are entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swap agreements may entail breakage costs if terminated prior to the final maturity date.

If the Volatility Component has a dramatic intraday move in value that would cause a material decline in the Fund’s NAV, the terms of the swap may permit the counterparty to immediately close out the transaction with the Fund. In that event, it may not be possible for the Fund to enter into another swap agreement or to invest in other instruments necessary to achieve the desired exposure to the Underlying Volatility ETFs consistent with the Fund’s objective. This, in turn, may prevent the fund from achieving its investment objective, even if the value of the Fund’s benchmark reverses all or part of its intraday move by the end of the day.

Option Writing/Purchasing: The U.S. Equity High Volatility Put Write Index Fund (the “Fund”) seeks to track the performance of the NYSE Arca U.S. Equity High Volatility Put Write Index (the “Index”). The Fund’s investment objective permits the Fund to purchase derivative contracts, written options. In doing so, the Fund will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of the U.S. Equity High Volatility Put Write Index Fund’s investment objective, the Fund will use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: The value of the options sold by the Fund is based on the value of the stocks underlying such options. Accordingly, the Fund is exposed to equity risk, which is the risk that the value of the stocks underlying options written by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of such stock participate, or factors relating to specific companies. In such event, the value of the options sold by the Fund will likely decline. Additionally, if the value of the stocks underlying the options sold by the Fund increases, the Fund’s returns will not increase accordingly.

The U.S. Equity High Volatility Put Write Index Fund will seek to track the performance of the Index by selling listed 60-day put options in proportion to their weightings in the Index. By selling an option, the Fund will receive premiums from the buyer of the option, which will increase the Fund’s return if the option is not exercised and thus expires worthless. However, if the option’s underlying stock declines below the strike price, the option will finish in-the-money and the Fund will be required to buy the underlying stock at the strike price, effectively paying the buyer the difference between the strike price and the closing price. Therefore, by writing a put option, the Fund is exposed to the amount by which the price of the underlying stock is less than the strike price. Accordingly, the potential return to the Fund is limited to the amount of option premiums it receives, while the Fund can potentially lose up to the entire strike price of each option it sells. Further, if the value of the stocks underlying the options sold by the Fund increases, the Fund’s returns will not increase accordingly.

As the seller of a listed put option, the Fund incurs an obligation to buy the underlying instrument from the purchaser of the option at the option’s strike price, upon exercise by the option purchaser. If a listed put option sold by the Fund is exercised prior to the end of a 60-day period, the Fund will buy the underlying stock at the time of exercise and at the strike price, and will hold the stock until the end of the 60-day period. Each put option sold by the Fund will be covered through investments in three month Treasury bills at least equal to the Fund’s maximum liability under the option (i.e., the strike price). Every 60 days, the options included within the Index are exercised or expire and new option positions are established, and the Fund will enter into new option positions accordingly and sell any underlying stocks it owns as a result of the Fund’s prior option positions having been exercised. This 60-day cycle likely will cause the Fund to have frequent and substantial portfolio turnover. If the Fund receives additional inflows (and issues more Shares accordingly in large numbers known as “Creation Units,” as further defined herein) during a 60-day period, the Fund will sell additional listed put options which will be exercised or expire at the end of such 60-day period. Conversely, if the U.S. Equity High Volatility Put Write Index Fund redeems Shares in Creation Unit size during a 60-day period, the Fund will terminate the appropriate portion of the options it has sold accordingly.

Put Option Risk. Options are generally subject to volatile swings in price based on changes in value of the underlying instrument, and the options written by the Fund may be particularly subject to this risk because the underlying stocks are selected by the Index Provider to have high volatility. The Fund will incur a form of economic leverage through its use of options, which will increase the volatility of the Fund’s returns and may increase the risk of loss to the Fund. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. The Fund will either earmark or segregate sufficient liquid assets to cover its obligations under each option on an ongoing basis. Moreover, the options sold by the Fund may have imperfect correlation to the returns of their underlying stocks.

Transactions in written put option contracts during the period ended August 31, 2013, were as follows:

U.S. Equity High Volatility Put Write Index Fund

	Written Put Options
	Contracts	Premiums
Options Outstanding at February 27, 2013 (1)	-	$-
Options Written	(10,526)	576,852
Options Expired	4,847	(241,193)
Options Closed	542	(25,950)
Options Outstanding at August 31, 2013	(5,137)	$(309,709)

Market Value at end of Period		$(251,959)

(1)	The Fund’s inception date was February 27, 2013.

The average written option contracts volume and the average notional value during the period ended August 31, 2013, were as follows:

U.S. Equity High Volatility Put Write Index Fund

Average Written Option Contract Volume	Average Written Option Contract Notional Value
1,919	$ 67,514

4. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

As of August 31, 2013, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Cohen & Steers Global Realty Majors ETF	ALPS Equal Sector Weight ETF	Jefferies | TR/J CRB Global Commodity Equity Index Fund
Gross appreciation (excess of value over tax cost)	$8,525,840	$17,583,005	$4,059,029
Gross depreciation (excess of tax cost over value)	(3,397,212)	0	(17,495,075)
Net unrealized appreciation /(depreciation)	$5,128,628	$17,583,005	$(13,436,046)
Cost of investments for income tax purposes	$99,558,647	$91,967,126	$76,562,751

	Alerian MLP ETF	ALPS Sector Dividend Dogs ETF	ALPS International Sector Dividend Dogs ETF
Gross appreciation (excess of value over tax cost)	$1,878,192,219	$22,942,599	$197,192
Gross depreciation (excess of tax cost over value)	(60,565,214)	(6,583,027)	(213,392)
Net unrealized appreciation /(depreciation)	$1,817,627,005	$16,359,572	$(16,200)
Cost of investments for income tax purposes	$5,418,964,720	$333,661,115	$14,411,325

	U.S. Equity High Volatility Put Write Index Fund	ALPS / GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index ETF	ALPS / GS Momentum Builder® Multi- Asset Index ETF
Gross appreciation (excess of value over tax cost)	$27,771	$0	$160,402
Gross depreciation (excess of tax cost over value)	(27,410)	(1,284)	(1,154)
Net unrealized appreciation /(depreciation)	$361	$(1,284)	$159,248
Cost of investments for income tax purposes	$12,899,279	$8,321,717	$12,210,939

	ALPS / GS Momentum Builder® Asia ex-Japan Equities and U.S. Treasuries Index ETF	ALPS / GS Risk- Adjusted Return U.S. Large Cap Index ETF	VelocityShares Emerging Markets DR ETF
Gross appreciation (excess of value over tax cost)	$0	$468,141	$81,933
Gross depreciation (excess of tax cost over value)	(368,630)	(499,877)	(276,251)
Net unrealized appreciation /(depreciation)	$(368,630)	$(31,736)	$(194,318)
Cost of investments for income tax purposes	$9,164,802	$11,552,444	$2,498,928

	VelocityShares Russia Select DR ETF	VelocityShares Emerging Asia DR ETF	VelocityShares Tail Risk Hedged Large Cap ETF
Gross appreciation (excess of value over tax cost)	$77,130	$131,962	$27,622
Gross depreciation (excess of tax cost over value)	(222,668)	(150,008)	0
Net unrealized appreciation /(depreciation)	$(145,538)	$(18,046)	$27,622
Cost of investments for income tax purposes	$2,513,213	$2,524,213	$1,255,486

	VelocityShares Volatility Hedged Large Cap ETF	Barron’s 400 ETF
Gross appreciation (excess of value over tax cost)	$112,852	$3,137,197
Gross depreciation (excess of tax cost over value)	0	(1,896,228)
Net unrealized appreciation /(depreciation)	$112,852	$1,240,969
Cost of investments for income tax purposes	$5,018,180	$74,917,497

5. Return of Capital Estimates

The Alerian MLP ETF (“Alerian Fund”) expects that a portion of the distributions it receives from Master Limited Partnerships (“MLPs”) may be treated as a tax-deferred return of capital, thus reducing the Alerian Fund’s current tax liability. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Fund.

6. Master Limited Partnerships

MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the seventy MLPs eligible for inclusion in the Index, approximately two-thirds trade on the NYSE and the rest trade on the NASDAQ. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

Item 2. Controls and Procedures.

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99 Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS ETF TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive Officer)

Date:	October 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive Officer)

Date:	October 29, 2013

By:	/s/ Patrick D. Buchanan
Patrick D. Buchanan
Treasurer (Principal Financial Officer)

Date:	October 29, 2013